Schedule of Investments (unaudited)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Ampol Ltd.	86,860	$1,514,996
APA Group	358,205	2,411,575
Aristocrat Leisure Ltd.	185,667	4,406,981
ASX Ltd.	62,364	2,702,136
Aurizon Holdings Ltd.	594,695	1,378,126
Australia & New Zealand Banking Group Ltd.	829,446	13,589,426
BHP Group Ltd.	1,428,007	34,301,018
BlueScope Steel Ltd.	136,661	1,376,173
Brambles Ltd.	465,613	3,485,920
Cochlear Ltd.	16,264	2,077,622
Coles Group Ltd.	395,703	4,137,335
Commonwealth Bank of Australia	479,524	32,150,523
Computershare Ltd.	150,098	2,429,792
CSL Ltd.	135,300	24,220,784
Dexus	363,666	1,812,185
Domino’s Pizza Enterprises Ltd.	17,744	723,488
Endeavour Group Ltd./Australia	369,027	1,689,148
Evolution Mining Ltd.	495,368	657,130
Fortescue Metals Group Ltd.	475,914	4,483,587
Glencore PLC	2,887,859	16,556,294
Goodman Group	478,178	5,202,914
GPT Group (The)	731,322	2,021,056
IDP Education Ltd.(a)	61,648	1,163,100
Insurance Australia Group Ltd.	503,431	1,580,238
Lendlease Corp. Ltd.	202,828	1,127,878
Lottery Corp. Ltd. (The)(b)	492,459	1,350,996
Macquarie Group Ltd.	98,399	10,674,599
Medibank Pvt Ltd.	948,463	1,707,867
Mineral Resources Ltd.	46,894	2,198,474
Mirvac Group	1,473,595	1,952,462
National Australia Bank Ltd.	902,411	18,744,919
Newcrest Mining Ltd.	237,965	2,635,528
Northern Star Resources Ltd.	375,723	2,096,947
Orica Ltd.	155,046	1,379,171
Origin Energy Ltd.	563,721	2,013,937
Qantas Airways Ltd.(b)	265,039	990,389
QBE Insurance Group Ltd.	456,687	3,578,125
Ramsay Health Care Ltd.	50,830	1,906,590
REA Group Ltd.	10,307	798,853
Reece Ltd.(a)	76,351	758,155
Rio Tinto Ltd.	81,427	4,620,949
Rio Tinto PLC	346,671	18,117,588
Santos Ltd.	1,008,799	4,924,610
Scentre Group	1,574,029	2,929,301
SEEK Ltd.	128,920	1,774,695
Sonic Healthcare Ltd.	109,134	2,284,773
South32 Ltd.	1,461,388	3,352,815
Stockland	774,992	1,785,658
Suncorp Group Ltd.	352,320	2,577,224
Telstra Group Ltd., NVS	1,222,901	3,066,336
Transurban Group	884,084	7,499,637
Treasury Wine Estates Ltd.	236,661	1,961,156
Vicinity Ltd.	1,271,885	1,585,612
Washington H Soul Pattinson & Co. Ltd.	67,452	1,207,125
Wesfarmers Ltd.	313,963	9,110,899
Westpac Banking Corp.	981,377	15,153,404
WiseTech Global Ltd.(a)	47,935	1,772,780
Woodside Energy Group Ltd.	526,693	12,176,325
Security	Shares	Value

Australia (continued)
Woolworths Group Ltd.	351,878	$7,430,881
		323,318,205
Austria — 0.0%
Erste Group Bank AG	85,111	2,097,555
OMV AG	54,889	2,527,273
Verbund AG	18,266	1,430,864
voestalpine AG	38,988	846,440
		6,902,132
Belgium — 0.2%
Ageas SA/NV	53,471	1,851,069
Anheuser-Busch InBev SA/NV	248,156	12,412,859
D’ieteren Group	5,846	972,938
Elia Group SA/NV	9,522	1,203,888
Groupe Bruxelles Lambert NV	46,853	3,454,302
KBC Group NV	70,652	3,540,777
Proximus SADP	27,221	285,378
Sofina SA(a)	3,487	679,961
Solvay SA	15,592	1,407,035
UCB SA	36,414	2,744,442
Umicore SA	60,524	1,995,229
Warehouses De Pauw CVA	79,100	2,030,174
		32,578,052
Brazil — 0.6%
Ambev SA	1,310,906	4,060,497
Americanas SA	168,838	507,936
Atacadao SA	94,443	355,795
B3 SA - Brasil, Bolsa, Balcao	1,829,579	5,327,048
Banco Bradesco SA	90,907	292,845
Banco BTG Pactual SA	407,368	2,282,302
Banco do Brasil SA	235,980	1,691,217
Banco Santander Brasil SA	29,400	169,496
BB Seguridade Participacoes SA	164,375	944,786
BRF SA(b)	197,010	479,033
CCR SA	485,316	1,217,635
Centrais Eletricas Brasileiras SA	317,925	3,066,310
Cia. de Saneamento Basico do Estado de Sao Paulo	110,000	1,279,837
Cia. Siderurgica Nacional SA	191,583	455,452
Cosan SA	360,842	1,177,775
Energisa SA	20,142	189,079
Engie Brasil Energia SA	54,547	424,718
Equatorial Energia SA	316,235	1,838,455
Hapvida Participacoes e Investimentos SA(c)	1,434,118	2,165,545
Hypera SA	190,712	1,875,922
JBS SA	288,177	1,392,488
Klabin SA	222,577	931,587
Localiza Rent a Car SA	180,993	2,471,638
Localiza Rent a Car SA, NVS	555	7,579
Lojas Renner SA	277,063	1,657,390
Magazine Luiza SA(b)	796,400	689,170
MercadoLibre Inc.(a)(b)	12,678	11,430,738
Natura & Co. Holding SA	299,161	865,832
Petro Rio SA(b)	201,014	1,377,192
Petroleo Brasileiro SA	779,495	5,019,070
Raia Drogasil SA	353,267	1,799,333
Rede D’Or Sao Luiz SA(c)	102,356	637,459
Rumo SA	415,052	1,778,966
Suzano SA	208,268	2,144,973
Telefonica Brasil SA	179,538	1,435,817
Tim SA	335,031	856,144

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
TOTVS SA	142,196	$912,829
Ultrapar Participacoes SA	234,821	609,612
Vale SA	1,119,160	14,544,422
Vibra Energia SA	318,456	1,125,123
WEG SA	498,042	3,883,677
Yara International ASA	61,492	2,744,475
		88,117,197
Canada — 3.2%
Agnico Eagle Mines Ltd.	123,275	5,422,887
Air Canada(b)	52,213	751,567
Algonquin Power & Utilities Corp.	88,244	976,782
Alimentation Couche-Tard Inc.	247,717	11,091,670
AltaGas Ltd.	71,908	1,296,862
ARC Resources Ltd.	171,208	2,410,371
Bank of Montreal	186,756	17,202,635
Bank of Nova Scotia (The)	335,891	16,235,492
Barrick Gold Corp.	486,726	7,320,451
Bausch Health Companies Inc.(b)	89,892	584,610
BCE Inc.	54,660	2,465,488
BlackBerry Ltd.(b)	147,846	686,949
Brookfield Asset Management Inc., Class A	400,388	15,855,641
Brookfield Renewable Corp., Class A	33,939	1,054,529
BRP Inc.	7,891	527,611
CAE Inc.(b)	75,414	1,439,251
Cameco Corp.	126,073	2,989,994
Canadian Apartment Properties REIT	30,551	946,120
Canadian Imperial Bank of Commerce	257,197	11,680,389
Canadian National Railway Co.	166,334	19,705,881
Canadian Natural Resources Ltd.	343,006	20,572,555
Canadian Pacific Railway Ltd.	266,944	19,900,050
Canadian Tire Corp. Ltd., Class A, NVS	18,730	2,099,228
Canadian Utilities Ltd., Class A, NVS	93,325	2,483,232
CCL Industries Inc., Class B, NVS	61,698	2,898,427
Cenovus Energy Inc.	390,199	7,887,900
CGI Inc.(b)	53,719	4,327,172
Constellation Software Inc./Canada	6,349	9,180,337
Dollarama Inc.	91,026	5,408,709
Emera Inc.	39,917	1,479,362
Empire Co. Ltd., Class A, NVS	33,415	858,461
Enbridge Inc.	578,977	22,558,153
Fairfax Financial Holdings Ltd.	8,191	4,022,840
First Quantum Minerals Ltd.	180,826	3,189,525
FirstService Corp.	9,993	1,249,244
Fortis Inc.	110,281	4,302,444
Franco-Nevada Corp.	55,433	6,849,221
George Weston Ltd.	15,637	1,721,120
GFL Environmental Inc.	51,690	1,395,120
Gildan Activewear Inc.	67,265	2,122,599
Great-West Lifeco Inc.	50,422	1,167,328
Hydro One Ltd.(c)	58,036	1,455,213
iA Financial Corp. Inc.	21,307	1,185,816
Imperial Oil Ltd.	86,671	4,714,785
Intact Financial Corp.	40,307	6,124,676
Ivanhoe Mines Ltd., Class A(a)(b)	167,173	1,159,603
Keyera Corp.	58,279	1,249,126
Kinross Gold Corp.	442,439	1,604,322
Lightspeed Commerce Inc.(b)	39,862	763,972
Loblaw Companies Ltd.	40,839	3,346,019
Lundin Mining Corp.	142,943	749,156
Magna International Inc.	84,266	4,695,911
Security	Shares	Value

Canada (continued)
Manulife Financial Corp.	551,584	$9,142,120
Metro Inc.	55,150	2,889,166
National Bank of Canada	82,003	5,583,439
Northland Power Inc.	63,121	1,836,618
Nutrien Ltd.	157,643	13,319,841
Nuvei Corp.(b)(c)	20,580	619,356
Onex Corp.	17,206	866,015
Open Text Corp.	100,479	2,910,340
Pan American Silver Corp.	66,255	1,057,765
Parkland Corp.	47,835	966,988
Pembina Pipeline Corp.	171,351	5,657,407
Power Corp. of Canada	187,949	4,667,167
Quebecor Inc., Class B	33,521	631,864
Restaurant Brands International Inc.	81,350	4,833,767
RioCan REIT	20,064	285,861
Ritchie Bros Auctioneers Inc.	31,769	2,075,415
Rogers Communications Inc., Class B, NVS	109,969	4,577,636
Royal Bank of Canada	394,544	36,504,768
Saputo Inc.	107,618	2,619,454
Shaw Communications Inc., Class B, NVS	136,495	3,505,678
Shopify Inc., Class A(b)	318,138	10,907,789
Sun Life Financial Inc.	167,860	7,129,137
Suncor Energy Inc.	413,857	14,235,211
TC Energy Corp.	269,133	11,821,425
Teck Resources Ltd., Class B	144,702	4,404,736
TELUS Corp.	200,598	4,189,095
TFI International Inc.	22,633	2,060,204
Thomson Reuters Corp.	55,734	5,927,478
TMX Group Ltd.	15,915	1,530,111
Toromont Industries Ltd.	8,968	689,213
Toronto-Dominion Bank (The)	509,504	32,608,106
Tourmaline Oil Corp.	88,051	4,961,129
Waste Connections Inc.	74,404	9,814,632
West Fraser Timber Co. Ltd.	21,572	1,619,701
Wheaton Precious Metals Corp.	135,945	4,447,513
WSP Global Inc.	26,638	3,273,951
		497,536,902
Chile — 0.0%
Banco de Chile	11,156,671	1,020,359
Banco de Credito e Inversiones SA	30,058	837,546
Banco Santander Chile	20,540,698	735,851
Cia. Cervecerias Unidas SA	109,764	602,481
Cia. Sud Americana de Vapores SA	3,392,633	235,618
Empresas CMPC SA	354,971	563,213
Empresas COPEC SA	145,813	1,004,850
Enel Americas SA	8,973,839	889,171
Enel Chile SA	9,195,982	323,647
Falabella SA	187,739	366,673
		6,579,409
China — 2.7%
360 DigiTech Inc.(a)	27,401	278,394
3SBio Inc.(c)	472,000	333,330
AAC Technologies Holdings Inc.(b)	220,500	403,908
Agricultural Bank of China Ltd., Class A	5,398,500	2,032,030
Agricultural Bank of China Ltd., Class H	3,903,000	1,114,046
Aier Eye Hospital Group Co. Ltd., Class A	304,502	1,027,932
Air China Ltd., Class H(b)	700,000	487,155
Alibaba Group Holding Ltd.(b)	4,294,376	33,388,373
Alibaba Health Information Technology Ltd.(a)(b)	1,652,000	699,133

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Alibaba Pictures Group Ltd.(b)	3,820,000	$141,191
A-Living Smart City Services Co. Ltd., Class A(a)(c)	180,750	102,568
Aluminum Corp. of China Ltd., Class H	1,516,000	432,184
Anhui Conch Cement Co. Ltd., Class A	424,392	1,407,345
Anhui Conch Cement Co. Ltd., Class H	71,500	184,036
ANTA Sports Products Ltd.	344,800	3,031,349
Autohome Inc., ADR	20,851	544,628
AviChina Industry & Technology Co. Ltd., Class H	962,000	421,329
Baidu Inc.(b)	622,460	5,967,521
Bank of China Ltd., Class H	22,495,000	7,245,126
Bank of Communications Co. Ltd., Class A	4,055,900	2,461,922
Bank of Communications Co. Ltd., Class H	736,000	359,108
Bank of Ningbo Co. Ltd., Class A	406,515	1,319,839
Bank of Shanghai Co. Ltd., Class A	2,624,951	1,998,010
BeiGene Ltd., ADR(a)(b)	14,894	2,515,448
Beijing Capital International Airport Co. Ltd., Class H(b)	552,000	298,927
Beijing Enterprises Holdings Ltd.	82,000	208,026
Beijing Enterprises Water Group Ltd.	1,340,000	281,531
Bilibili Inc.(b)	52,108	464,355
BOC Aviation Ltd.(a)(c)	70,100	469,104
Bosideng International Holdings Ltd.	1,128,000	487,191
BYD Co. Ltd., Class A	65,700	2,212,897
BYD Co. Ltd., Class H(a)	206,500	4,626,246
BYD Electronic International Co. Ltd.(a)	220,000	639,316
CanSino Biologics Inc., Class H(a)(c)	39,200	364,455
CGN Power Co. Ltd., Class H(c)	3,038,000	615,400
China Cinda Asset Management Co. Ltd., Class H	554,000	51,462
China CITIC Bank Corp. Ltd., Class H	2,139,000	806,312
China Coal Energy Co. Ltd., Class H	641,000	471,394
China Communications Services Corp. Ltd., Class H	582,000	162,398
China Conch Venture Holdings Ltd.	585,500	863,552
China Construction Bank Corp., Class H	27,135,260	14,400,364
China Everbright Bank Co. Ltd., Class A	5,177,400	1,921,337
China Everbright Environment Group Ltd.	1,206,000	401,176
China Evergrande Group(a)(b)(d)	740,000	61,964
China Feihe Ltd.(c)	1,191,000	686,082
China Galaxy Securities Co. Ltd., Class H	1,473,500	551,762
China Gas Holdings Ltd.	832,600	738,915
China Hongqiao Group Ltd.	680,500	481,623
China International Capital Corp. Ltd., Class H(c)	562,800	782,134
China Jinmao Holdings Group Ltd.	1,386,000	183,635
China Lesso Group Holdings Ltd.	391,000	317,354
China Life Insurance Co. Ltd., Class H	2,125,000	2,317,221
China Literature Ltd.(b)(c)	121,000	326,441
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	1,210,088
China Medical System Holdings Ltd.	460,000	502,745
China Meidong Auto Holdings Ltd.	214,000	281,063
China Mengniu Dairy Co. Ltd.	955,000	3,057,097
China Merchants Bank Co. Ltd., Class A	668,600	2,453,824
China Merchants Bank Co. Ltd., Class H	970,288	3,176,626
China Merchants Port Holdings Co. Ltd.	444,000	520,544
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	775,322	1,390,426
China Minsheng Banking Corp. Ltd., Class A	4,008,500	1,803,780
China Minsheng Banking Corp. Ltd., Class H	13,500	3,921
China National Building Material Co. Ltd., Class H	1,060,000	615,506
China Oilfield Services Ltd., Class H	670,000	754,232
China Overseas Land & Investment Ltd.	1,091,000	2,084,812
China Overseas Property Holdings Ltd.	515,000	324,124
Security	Shares	Value

China (continued)
China Pacific Insurance Group Co. Ltd., Class A	645,897	$1,677,383
China Pacific Insurance Group Co. Ltd., Class H	411,000	662,529
China Petroleum & Chemical Corp., Class H	7,355,200	2,915,059
China Power International Development Ltd.	1,885,000	544,744
China Railway Group Ltd., Class H	1,302,000	566,129
China Resources Beer Holdings Co. Ltd.(a)	452,000	2,132,782
China Resources Cement Holdings Ltd.	506,000	182,902
China Resources Gas Group Ltd.	284,000	727,372
China Resources Land Ltd.	838,000	2,621,920
China Resources Mixc Lifestyle Services Ltd.(a)(c)	193,000	565,179
China Resources Power Holdings Co. Ltd.	612,000	889,281
China Ruyi Holdings Ltd.(a)(b)	1,608,000	252,226
China Shenhua Energy Co. Ltd., Class A	342,700	1,307,824
China Shenhua Energy Co. Ltd., Class H	651,000	1,710,084
China Southern Airlines Co. Ltd., Class H(a)(b)	732,000	377,890
China State Construction Engineering Corp. Ltd., Class A	2,629,677	1,701,022
China State Construction International Holdings Ltd.	686,000	617,118
China Suntien Green Energy Corp. Ltd., Class H	664,000	251,816
China Taiping Insurance Holdings Co. Ltd.	695,200	481,455
China Tourism Group Duty Free Corp. Ltd., Class A	48,592	1,062,134
China Tower Corp. Ltd., Class H(c)	11,890,000	1,075,746
China Traditional Chinese Medicine Holdings Co. Ltd.	1,174,000	507,459
China Vanke Co. Ltd., Class A	687,696	1,267,998
China Vanke Co. Ltd., Class H	129,900	166,704
China Yangtze Power Co. Ltd., Class A	967,410	2,678,108
Chinasoft International Ltd.	896,000	593,666
Chongqing Zhifei Biological Products Co. Ltd., Class A	58,100	675,991
CIFI Holdings Group Co. Ltd.(a)	901,576	58,354
CITIC Ltd.	1,441,000	1,289,471
CITIC Securities Co. Ltd., Class A	519,423	1,219,526
CITIC Securities Co. Ltd., Class H	565,525	844,982
CMOC Group Ltd., Class H	1,476,000	475,201
Contemporary Amperex Technology Co. Ltd., Class A	49,000	2,501,488
COSCO SHIPPING Holdings Co. Ltd., Class H	1,245,800	1,342,563
COSCO SHIPPING Ports Ltd.(a)	542,000	267,283
Country Garden Holdings Co. Ltd.	2,154,866	277,744
Country Garden Services Holdings Co. Ltd.	594,000	519,171
CSPC Pharmaceutical Group Ltd.	2,651,120	2,723,128
Dali Foods Group Co. Ltd.(a)(c)	1,218,000	501,368
Daqo New Energy Corp., ADR(a)(b)	20,265	891,457
Dongfeng Motor Group Co. Ltd., Class H	670,000	303,111
Dongyue Group Ltd.	508,000	440,884
East Money Information Co. Ltd., Class A	351,200	748,919
ENN Energy Holdings Ltd.	223,000	2,217,076
Eve Energy Co. Ltd., Class A	98,100	1,113,637
Far East Horizon Ltd.	462,000	356,770
Flat Glass Group Co. Ltd., Class H	195,000	457,393
Foshan Haitian Flavouring & Food Co. Ltd., Class A	111,401	908,249
Fosun International Ltd.	681,000	416,160
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	850,055
Ganfeng Lithium Co. Ltd., Class H(c)	96,040	649,578
GDS Holdings Ltd., Class A(a)(b)	290,188	323,894
Geely Automobile Holdings Ltd.	1,739,000	1,871,479
Genscript Biotech Corp.(b)	404,000	1,021,445
GF Securities Co. Ltd., Class H	497,800	506,466
Great Wall Motor Co. Ltd., Class H	1,023,000	1,117,527
Greentown China Holdings Ltd.	259,000	247,104
Greentown Service Group Co. Ltd.	488,000	199,665

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangdong Investment Ltd.	986,000	$621,650
Guangzhou Automobile Group Co. Ltd., Class H	1,068,000	650,840
H World Group Ltd., ADR	63,792	1,727,487
Haidilao International Holding Ltd.(a)(b)(c)	344,000	510,782
Haier Smart Home Co. Ltd., Class H(a)	777,400	1,945,821
Haitian International Holdings Ltd.	196,000	392,423
Haitong Securities Co. Ltd., Class H	892,800	436,426
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	50,600	343,647
Hansoh Pharmaceutical Group Co. Ltd.(c)	394,000	609,079
Hengan International Group Co. Ltd.	197,500	765,757
Hopson Development Holdings Ltd.(a)	213,139	171,062
Hua Hong Semiconductor Ltd.(a)(b)(c)	182,000	426,324
Huaneng Power International Inc., Class H(a)(b)	1,614,000	577,527
Huatai Securities Co. Ltd., Class H(c)	645,400	632,012
Hutchmed China Ltd., ADR(a)(b)	38,728	342,356
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	121,800	527,510
Industrial & Commercial Bank of China Ltd., Class A	3,927,691	2,224,031
Industrial & Commercial Bank of China Ltd., Class H	13,820,260	6,000,278
Industrial Bank Co. Ltd., Class A	866,000	1,777,007
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	377,200	1,300,141
Inner Mongolia Yitai Coal Co. Ltd., Class B	366,100	518,032
Innovent Biologics Inc.(b)(c)	376,500	1,333,058
iQIYI Inc., ADR(a)(b)	95,192	192,288
JD Health International Inc.(b)(c)	315,150	1,728,939
JD.com Inc., Class A	601,226	10,948,632
Jiangsu Expressway Co. Ltd., Class H.	350,000	246,870
Jiangsu Hengrui Medicine Co. Ltd., Class A.	261,718	1,437,015
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	58,600	1,045,344
Jiangxi Copper Co. Ltd., Class H	375,000	409,786
Jinxin Fertility Group Ltd.(c)	493,500	243,269
Jiumaojiu International Holdings Ltd.(a)(c)	307,000	482,499
JOYY Inc., ADR	18,198	459,136
Kanzhun Ltd., ADR(a)(b)	50,945	556,829
KE Holdings Inc., ADR(a)(b)	182,701	1,859,896
Kingboard Holdings Ltd.	282,000	696,162
Kingboard Laminates Holdings Ltd.	494,000	394,646
Kingdee International Software Group Co. Ltd.(a)(b)	864,000	1,415,760
Kingsoft Corp. Ltd.	303,600	919,344
Kuaishou Technology(b)(c)	487,300	2,012,479
Kunlun Energy Co. Ltd.	1,192,000	712,422
Kweichow Moutai Co. Ltd., Class A	23,232	4,283,576
Legend Biotech Corp., ADR(a)(b)	17,421	867,914
Lenovo Group Ltd.	2,222,000	1,775,839
Li Auto Inc., ADR(a)(b)	159,102	2,166,969
Li Ning Co. Ltd.	698,000	3,610,697
Longfor Group Holdings Ltd.(c)	506,000	644,737
LONGi Green Energy Technology Co. Ltd., Class A	211,820	1,391,564
Lufax Holding Ltd., ADR	225,391	358,372
Luxshare Precision Industry Co. Ltd., Class A	265,340	1,026,971
Luzhou Laojiao Co. Ltd., Class A	35,100	748,979
Meituan, Class B(b)(c)	1,243,600	19,910,701
Microport Scientific Corp.(a)(b)	275,000	580,990
Ming Yuan Cloud Group Holdings Ltd.(a)	323,000	148,768
Minth Group Ltd.(a)	244,000	481,135
MMG Ltd.(b)	904,000	178,257
Muyuan Foods Co. Ltd., Class A	164,412	1,053,618
NetEase Inc.	574,090	6,369,670
New China Life Insurance Co. Ltd., Class H	231,500	367,640
New Oriental Education & Technology Group Inc.(b)	442,030	1,035,079
Security	Shares	Value

China (continued)
Nine Dragons Paper Holdings Ltd.(a)	366,000	$216,916
NIO Inc., ADR(a)(b)	423,859	4,098,717
Nongfu Spring Co. Ltd., Class H(a)(c)	513,200	2,577,743
Orient Overseas International Ltd.	40,000	584,526
People’s Insurance Co. Group of China Ltd. (The), Class H	1,986,000	548,850
PetroChina Co. Ltd., Class H	5,956,000	2,278,331
Pharmaron Beijing Co. Ltd., Class H(c)	97,200	327,740
PICC Property & Casualty Co. Ltd., Class H	1,780,000	1,641,714
Pinduoduo Inc., ADR(a)(b)	142,424	7,809,108
Ping An Bank Co. Ltd., Class A	899,100	1,269,623
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	189,300	350,132
Ping An Insurance Group Co. of China Ltd., Class A	540,200	2,668,072
Ping An Insurance Group Co. of China Ltd., Class H	1,565,000	6,265,306
Poly Developments and Holdings Group Co. Ltd., Class A	760,199	1,436,869
Pop Mart International Group Ltd.(a)(c)	153,600	199,135
Postal Savings Bank of China Co. Ltd., Class A	2,629,200	1,391,560
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	618,192
RLX Technology Inc., ADR(a)(b)	180,310	225,388
SAIC Motor Corp. Ltd., Class A	619,113	1,162,594
Sany Heavy Equipment International Holdings Co. Ltd.	555,000	455,127
Seazen Group Ltd.(b)	534,000	85,778
SF Holding Co. Ltd., Class A	221,600	1,460,156
Shaanxi Coal Industry Co. Ltd., Class A	515,500	1,393,750
Shandong Gold Mining Co. Ltd., Class H(a)(c)	281,000	446,627
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	835,600	1,151,277
Shanghai Baosight Software Co. Ltd., Class B	125,380	378,170
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	210,000	530,302
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	309,800	230,322
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	244,500	331,361
Shanghai Pudong Development Bank Co. Ltd., Class A	2,703,365	2,451,097
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	32,100	1,018,547
Shenzhen International Holdings Ltd.	296,500	199,444
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	31,800	1,414,090
Shenzhou International Group Holdings Ltd.	225,700	1,567,034
Shimao Group Holdings Ltd.(a)(d)	279,000	39,483
Sino Biopharmaceutical Ltd.	3,141,000	1,524,125
Sinopharm Group Co. Ltd., Class H	373,600	708,761
Sinotruk Hong Kong Ltd.	188,000	167,601
Smoore International Holdings Ltd.(c)	536,000	570,570
Sunac China Holdings Ltd.(b)(d)	673,000	84,659
Sungrow Power Supply Co. Ltd., Class A	85,000	1,519,152
Sunny Optical Technology Group Co. Ltd.	214,000	1,854,523
TAL Education Group, ADR(b)	115,944	546,096
Tencent Holdings Ltd.	1,757,300	46,176,173
Tencent Music Entertainment Group, ADR(b)	210,271	759,078
Tingyi Cayman Islands Holding Corp.	750,000	1,172,323
Tongcheng Travel Holdings Ltd.(b)	403,200	629,366
Tongwei Co. Ltd., Class A	195,800	1,164,619
Topsports International Holdings Ltd.(c)	512,000	258,170
TravelSky Technology Ltd., Class H	374,000	543,846
Trip.com Group Ltd., ADR(a)(b)	151,024	3,417,673

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tsingtao Brewery Co. Ltd., Class H	206,000	$1,442,225
Uni-President China Holdings Ltd.	586,000	432,772
Vinda International Holdings Ltd.	204,000	382,582
Vipshop Holdings Ltd., ADR(a)(b)	137,835	960,710
Wanhua Chemical Group Co. Ltd., Class A	143,453	1,574,913
Want Want China Holdings Ltd.	1,672,000	1,098,311
Weibo Corp., ADR(a)(b)	20,779	235,218
Weichai Power Co. Ltd., Class H	649,000	621,639
Wens Foodstuffs Group Co. Ltd., Class A(b)	656,916	1,606,112
Wharf Holdings Ltd. (The)	404,200	1,157,425
Wuliangye Yibin Co. Ltd., Class A	96,000	1,750,335
WuXi AppTec Co. Ltd., Class A	131,659	1,372,524
WuXi AppTec Co. Ltd., Class H(c)	57,212	459,197
Wuxi Biologics Cayman Inc., New(b)(c)	1,025,500	4,614,383
Xiaomi Corp., Class B(b)(c)	4,208,600	4,726,563
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	319,600	276,936
Xinyi Solar Holdings Ltd.	1,524,000	1,513,024
XPeng Inc., ADR(a)(b)	123,006	814,300
Xtep International Holdings Ltd.(a)	379,500	347,840
Yadea Group Holdings Ltd.(c)	446,000	680,989
Yankuang Energy Group Co. Ltd., Class H	576,000	1,619,433
Yihai International Holding Ltd.(a)	194,000	319,700
Yuexiu Property Co. Ltd.	381,000	325,128
Yum China Holdings Inc.(a)	126,167	5,217,005
Zai Lab Ltd., ADR(a)(b)	29,644	660,468
Zhaojin Mining Industry Co. Ltd., Class H(a)(b)	338,000	278,491
Zhejiang Expressway Co. Ltd., Class H	528,000	327,576
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	208,900	389,408
Zhongsheng Group Holdings Ltd.	187,000	709,722
Zhuzhou CRRC Times Electric Co. Ltd.	182,400	791,343
Zijin Mining Group Co. Ltd., Class H	1,492,000	1,423,126
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	637,800	205,545
ZTE Corp., Class H	229,200	408,857
ZTO Express Cayman Inc., ADR	126,930	2,143,848
		424,544,442
Colombia — 0.0%
Ecopetrol SA	2,512,990	1,246,636
Interconexion Electrica SA ESP	26,649	103,979
		1,350,615
Cyprus — 0.0%
Galaxy Cosmos Mezz PLC, NVS	19,307	3,118

Czech Republic — 0.0%
CEZ AS	71,115	2,325,709
Komercni Banka AS	43,711	1,251,895
		3,577,604
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	1,962	3,925,343
AP Moller - Maersk A/S, Class B, NVS	588	1,228,433
Carlsberg AS, Class B	31,519	3,711,223
Chr Hansen Holding A/S	32,199	1,788,365
Coloplast A/S, Class B	30,865	3,440,526
Danske Bank A/S	191,410	3,087,632
Demant A/S(b)	24,815	677,629
DSV A/S	57,684	7,794,737
Genmab A/S(b)	19,666	7,575,492
Security	Shares	Value

Denmark (continued)
GN Store Nord A/S(a)	34,569	$734,637
Novo Nordisk A/S, Class B	472,677	51,394,761
Novozymes A/S, Class B	61,825	3,245,229
Orsted AS(c)	53,689	4,429,651
Pandora A/S	32,075	1,687,257
Tryg A/S	116,613	2,522,250
Vestas Wind Systems A/S	291,816	5,752,763
		102,995,928
Egypt — 0.0%
Commercial International Bank Egypt SAE.	636,678	853,445

Finland — 0.3%
Elisa OYJ	32,204	1,556,300
Fortum OYJ	142,488	2,005,416
Kesko OYJ, Class B	79,818	1,553,311
Kone OYJ, Class B	85,503	3,500,988
Neste OYJ	124,671	5,464,138
Nokia OYJ	1,563,235	6,946,880
Nordea Bank Abp	943,194	9,009,877
Orion OYJ, Class B	27,418	1,261,727
Sampo OYJ, Class A	141,335	6,462,929
Stora Enso OYJ, Class R	185,372	2,417,030
UPM-Kymmene OYJ	157,356	5,289,906
Wartsila OYJ Abp	161,068	1,098,044
		46,566,546
France — 2.7%
Accor SA(b)	66,033	1,582,246
Aeroports de Paris(b)	5,652	764,324
Air Liquide SA	151,010	19,754,175
Airbus SE	168,526	18,235,139
Alstom SA(a)	85,641	1,762,597
Amundi SA(c)	12,544	591,825
ArcelorMittal SA	152,043	3,398,715
Arkema SA	24,828	1,964,839
AXA SA	508,035	12,545,862
BioMerieux	10,445	924,158
BNP Paribas SA	310,293	14,550,842
Bollore SE	77,745	388,845
Bouygues SA	75,875	2,164,801
Bureau Veritas SA	123,256	3,049,386
Capgemini SE	50,095	8,210,105
Carrefour SA	182,850	2,943,053
Cie. de Saint-Gobain	153,207	6,263,245
Cie. Generale des Etablissements Michelin SCA	216,662	5,521,425
Covivio	9,045	484,283
Credit Agricole SA	323,126	2,931,935
Danone SA	174,939	8,694,379
Dassault Systemes SE	174,229	5,839,941
Edenred	84,924	4,353,728
Eiffage SA(a)	15,205	1,374,863
Electricite de France SA	147,922	1,746,951
Engie SA	527,397	6,852,655
EssilorLuxottica SA	83,532	13,208,761
Eurazeo SE	3,235	184,607
Eurofins Scientific SE	31,663	2,026,900
Gecina SA	5,927	528,416
Getlink SE	187,387	2,965,303
Hermes International	9,173	11,873,394
Ipsen SA	10,773	1,107,117
Kering SA	21,610	9,896,534

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Klepierre SA	40,707	$818,139
La Francaise des Jeux SAEM(c)	27,217	886,963
Legrand SA	82,534	6,289,471
L’Oreal SA	69,886	21,944,496
LVMH Moet Hennessy Louis Vuitton SE	78,351	49,439,056
Orange SA	643,128	6,127,667
Pernod Ricard SA	62,583	10,984,016
Publicis Groupe SA	78,537	4,398,415
Remy Cointreau SA	4,015	614,046
Renault SA(b)	62,821	1,934,209
Safran SA	94,697	10,546,394
Sanofi	322,491	27,752,864
Sartorius Stedim Biotech	7,176	2,277,223
Schneider Electric SE	161,340	20,402,460
SEB SA	5,107	332,474
Societe Generale SA	216,875	4,974,466
Sodexo SA	15,854	1,404,384
Teleperformance	14,231	3,812,909
Thales SA	26,854	3,415,289
TotalEnergies SE	712,864	38,889,120
Ubisoft Entertainment SA(b)	29,946	821,595
Unibail-Rodamco-Westfield(a)(b)	36,253	1,713,301
Valeo	72,610	1,196,103
Veolia Environnement SA	205,247	4,580,294
Vinci SA	147,324	13,559,251
Vivendi SE	220,643	1,805,957
Wendel SE	15,266	1,195,357
Worldline SA/France(b)(c)	70,518	3,077,861
		423,879,129
Germany — 1.7%
adidas AG	49,685	4,850,004
Allianz SE, Registered	112,474	20,234,570
Aroundtown SA(a)	279,398	553,835
BASF SE	258,915	11,617,681
Bayer AG, Registered	280,066	14,726,158
Bayerische Motoren Werke AG	100,451	7,884,586
Bechtle AG	24,920	860,900
Beiersdorf AG	26,245	2,519,393
Brenntag SE	33,976	2,061,538
Carl Zeiss Meditec AG, Bearer	10,635	1,287,294
Commerzbank AG(b)	308,571	2,465,390
Continental AG	31,287	1,620,531
Covestro AG(c)	61,241	2,078,888
Daimler Truck Holding AG(b)	126,536	3,375,041
Delivery Hero SE(b)(c)	49,807	1,639,093
Deutsche Bank AG, Registered	586,311	5,588,565
Deutsche Boerse AG	55,391	9,007,664
Deutsche Lufthansa AG, Registered(b)	138,276	945,394
Deutsche Post AG, Registered	280,171	9,903,985
Deutsche Telekom AG, Registered	932,142	17,594,633
E.ON SE	653,685	5,473,947
Evonik Industries AG	44,116	812,692
Fresenius Medical Care AG & Co. KGaA	57,877	1,600,911
Fresenius SE & Co. KGaA	117,101	2,694,862
GEA Group AG	56,770	1,984,364
Hannover Rueck SE	12,410	2,019,405
HeidelbergCement AG	40,366	1,856,302
HelloFresh SE(b)	50,437	1,008,193
Henkel AG & Co. KGaA	32,772	1,923,883
Infineon Technologies AG	387,804	9,410,244
Security	Shares	Value

Germany (continued)
KION Group AG	21,706	$481,228
Knorr-Bremse AG	14,044	632,271
LEG Immobilien SE	16,726	1,091,960
Mercedes-Benz Group AG	228,559	13,229,349
Merck KGaA	39,721	6,473,133
MTU Aero Engines AG	16,603	2,971,242
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	39,612	10,456,607
Nemetschek SE	20,125	959,499
Puma SE	32,018	1,415,543
Rational AG	1,272	717,027
Rheinmetall AG	12,186	1,980,854
RWE AG	184,310	7,095,038
SAP SE	296,043	28,494,956
Scout24 SE(c)	26,436	1,354,712
Siemens AG, Registered	215,464	23,530,599
Siemens Healthineers AG(c)	67,532	3,093,813
Symrise AG	34,489	3,520,378
Telefonica Deutschland Holding AG	210,293	458,207
Uniper SE(a)	39,844	119,271
United Internet AG, Registered(e)	24,593	459,719
Volkswagen AG	2,546	435,192
Vonovia SE	205,738	4,548,992
Zalando SE(b)(c)	63,339	1,459,848
		264,579,384
Greece — 0.0%
Alpha Services and Holdings SA(b)	521,293	482,767
Eurobank Ergasias Services and Holdings SA,
Class A(b)	472,893	466,841
Hellenic Telecommunications Organization SA	56,482	887,024
JUMBO SA	65,225	926,428
OPAP SA	37,262	456,577
		3,219,637
Hong Kong — 0.6%
AIA Group Ltd.	3,467,600	26,266,343
BOC Hong Kong Holdings Ltd.	1,096,500	3,407,161
Budweiser Brewing Co. APAC Ltd.(a)(c)	567,000	1,193,378
Chow Tai Fook Jewellery Group Ltd.	527,800	903,633
CK Asset Holdings Ltd.	618,516	3,419,507
CK Hutchison Holdings Ltd.	769,516	3,830,519
CK Infrastructure Holdings Ltd.	215,000	1,021,405
CLP Holdings Ltd.	478,500	3,211,597
ESR Group Ltd.(a)(c)	703,400	1,199,544
Futu Holdings Ltd., ADR(a)(b)	20,511	694,502
Galaxy Entertainment Group Ltd.	586,000	2,677,228
Hang Lung Properties Ltd.	610,000	767,357
Hang Seng Bank Ltd.	214,700	3,022,499
Henderson Land Development Co. Ltd.	299,003	732,037
HK Electric Investments & HK Electric Investments
Ltd., Class SS	1,345,500	855,487
HKT Trust & HKT Ltd., Class SS	1,215,000	1,374,097
Hong Kong & China Gas Co. Ltd.	3,568,040	2,750,135
Hong Kong Exchanges & Clearing Ltd.	357,000	9,476,064
Hongkong Land Holdings Ltd.(a)	365,600	1,407,518
Link REIT	601,000	3,552,278
MTR Corp. Ltd.	432,500	1,903,082
New World Development Co. Ltd.	483,916	989,838
Power Assets Holdings Ltd.	450,000	2,151,697
Sands China Ltd.(b)	687,200	1,201,380

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.(a)	550,000	$587,299
SITC International Holdings Co. Ltd.	441,000	722,268
Sun Hung Kai Properties Ltd.	429,500	4,615,543
Swire Pacific Ltd., Class A(a)	136,000	902,157
Swire Properties Ltd.	195,800	376,311
Techtronic Industries Co. Ltd.(a)	407,500	3,858,522
Wharf Real Estate Investment Co. Ltd.	476,200	1,876,256
Xinyi Glass Holdings Ltd.	547,000	702,980
		91,649,622
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	58,719	352,554
OTP Bank Nyrt	75,689	1,651,218
Richter Gedeon Nyrt	14,254	281,955
		2,285,727
India — 1.7%
Adani Enterprises Ltd.	81,287	3,289,956
Adani Green Energy Ltd.(b)	98,784	2,511,659
Adani Ports & Special Economic Zone Ltd.	175,857	1,751,043
Adani Power Ltd.(b)	210,095	851,791
Adani Total Gas Ltd.	79,906	3,477,570
Adani Transmission Ltd.(b)	81,437	3,297,825
Ambuja Cements Ltd.	124,367	801,408
Apollo Hospitals Enterprise Ltd.	33,389	1,823,168
Asian Paints Ltd.	128,248	4,827,646
Aurobindo Pharma Ltd.	107,014	695,724
Avenue Supermarts Ltd.(b)(c)	45,982	2,401,581
Axis Bank Ltd.	623,308	6,835,493
Bajaj Auto Ltd.	20,243	898,845
Bajaj Finance Ltd.	84,251	7,282,657
Bajaj Finserv Ltd.	133,258	2,719,256
Bandhan Bank Ltd.(b)(c)	184,727	533,450
Bharat Electronics Ltd.	993,151	1,281,681
Bharat Forge Ltd.	59,083	596,062
Bharat Petroleum Corp. Ltd.	211,927	778,041
Bharti Airtel Ltd.	727,423	7,315,540
Biocon Ltd.	133,312	434,937
Britannia Industries Ltd.	33,837	1,540,706
Cholamandalam Investment and Finance Co. Ltd.	137,836	1,182,296
Cipla Ltd.	150,495	2,123,326
Coal India Ltd.	251,707	747,209
Colgate-Palmolive India Ltd.	32,670	644,668
Container Corp. of India Ltd.	90,484	873,276
Dabur India Ltd.	164,308	1,101,625
Divi’s Laboratories Ltd.	42,917	1,872,051
DLF Ltd.	194,177	905,054
Dr. Reddy’s Laboratories Ltd.	37,843	2,036,965
Eicher Motors Ltd.	44,380	2,067,817
GAIL India Ltd.	677,920	747,277
Godrej Consumer Products Ltd.(b)	94,801	950,366
Godrej Properties Ltd.(b)	34,124	520,698
Grasim Industries Ltd.	85,093	1,773,743
Havells India Ltd.	78,137	1,149,657
HCL Technologies Ltd.	333,079	4,193,006
HDFC Life Insurance Co. Ltd.(c)	279,387	1,825,834
Hero MotoCorp Ltd.	36,145	1,169,951
Hindalco Industries Ltd.	420,358	2,059,365
Hindustan Unilever Ltd.	247,202	7,627,076
Housing Development Finance Corp. Ltd.	509,212	15,224,807
ICICI Bank Ltd.	1,406,962	15,470,039
Security	Shares	Value

India (continued)
ICICI Lombard General Insurance Co. Ltd.(c)	50,179	$709,635
Indian Railway Catering & Tourism Corp. Ltd.	76,994	690,766
Indraprastha Gas Ltd.	104,676	542,410
Info Edge India Ltd.	25,863	1,225,602
Infosys Ltd.	978,413	18,235,719
InterGlobe Aviation Ltd.(b)(c)	39,590	854,336
ITC Ltd.	968,676	4,084,258
JSW Steel Ltd.	268,600	2,188,463
Jubilant Foodworks Ltd.	122,582	904,277
Kotak Mahindra Bank Ltd.	183,234	4,218,979
Larsen & Toubro Infotech Ltd.(c)	14,120	808,909
Larsen & Toubro Ltd.	196,375	4,807,871
Lupin Ltd.	86,373	729,595
Mahindra & Mahindra Ltd.	239,628	3,910,976
Marico Ltd.	148,901	944,653
Maruti Suzuki India Ltd.	40,313	4,647,699
Mindtree Ltd.	20,726	852,344
Nestle India Ltd.	8,834	2,175,371
NTPC Ltd.	1,135,460	2,376,887
Oil & Natural Gas Corp. Ltd.	689,900	1,114,451
Page Industries Ltd.	1,783	1,072,635
PI Industries Ltd.	20,687	810,374
Pidilite Industries Ltd.	44,530	1,392,530
Piramal Pharma Ltd., NVS(b)	137,316	273,545
Power Grid Corp. of India Ltd.	711,574	1,963,286
Reliance Industries Ltd.	841,032	25,951,522
Samvardhana Motherson International Ltd.	510,553	398,004
SBI Life Insurance Co. Ltd.(c)	137,307	2,104,132
Shree Cement Ltd.	3,074	845,300
Shriram Transport Finance Co. Ltd.	63,145	939,071
Siemens Ltd.	19,968	706,458
SRF Ltd.	44,885	1,389,166
State Bank of India	566,066	3,931,065
Sun Pharmaceutical Industries Ltd.	281,424	3,457,787
Tata Consultancy Services Ltd.	272,268	10,507,385
Tata Consumer Products Ltd.	193,316	1,800,200
Tata Elxsi Ltd.	10,263	867,491
Tata Motors Ltd.(b)	505,972	2,533,322
Tata Power Co. Ltd. (The)	446,116	1,219,611
Tata Steel Ltd.	2,206,368	2,706,138
Tech Mahindra Ltd.	195,959	2,520,207
Titan Co. Ltd.	107,061	3,572,417
Trent Ltd.	37,257	688,152
UltraTech Cement Ltd.	30,120	2,446,896
UPL Ltd.	162,452	1,434,145
Vedanta Ltd.	221,160	749,415
Wipro Ltd.	401,655	1,879,525
Yes Bank Ltd.(b)	2,035,612	382,736
Zomato Ltd.(b)	734,254	560,032
		257,337,893
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	4,744,900	1,210,512
Adaro Minerals Indonesia Tbk PT(b)	2,951,500	327,338
Aneka Tambang Tbk.	2,366,500	280,118
Astra International Tbk PT	7,114,100	3,040,072
Bank Central Asia Tbk PT	13,177,100	7,448,716
Bank Jago Tbk PT(b)	1,292,100	423,032
Bank Mandiri Persero Tbk PT	4,952,314	3,345,551
Bank Negara Indonesia Persero Tbk PT	3,196,088	1,927,027
Bank Rakyat Indonesia Persero Tbk PT	19,003,030	5,669,233

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Barito Pacific Tbk PT	7,598,500	$402,011
Charoen Pokphand Indonesia Tbk PT	2,619,545	935,846
Gudang Garam Tbk PT	125,300	193,603
Indah Kiat Pulp & Paper Tbk PT	682,500	419,982
Indofood Sukses Makmur Tbk PT	2,803,000	1,159,781
Kalbe Farma Tbk PT	8,902,700	1,170,761
Merdeka Copper Gold Tbk PT(b)	4,376,932	1,059,814
Semen Indonesia Persero Tbk PT	1,450,800	740,067
Sumber Alfaria Trijaya Tbk PT	5,149,500	930,518
Telkom Indonesia Persero Tbk PT	12,454,900	3,497,969
Unilever Indonesia Tbk PT	2,818,500	838,516
United Tractors Tbk PT	788,106	1,630,225
		36,650,692
Ireland — 0.6%
CRH PLC	247,893	8,928,566
Flutter Entertainment PLC, Class DI(b)	44,138	5,829,273
James Hardie Industries PLC	124,398	2,715,979
Kerry Group PLC, Class A	59,283	5,149,015
Kingspan Group PLC	28,810	1,452,505
Linde PLC	146,819	43,656,630
Seagate Technology Holdings PLC	61,365	3,047,386
Smurfit Kappa Group PLC	95,360	3,156,697
STERIS PLC	25,802	4,452,909
Trane Technologies PLC	70,194	11,205,068
		89,594,028
Israel — 0.2%
Azrieli Group Ltd.	10,219	757,079
Bank Hapoalim BM	318,445	3,069,572
Bank Leumi Le-Israel BM	380,251	3,627,497
Bezeq The Israeli Telecommunication Corp. Ltd.	208,034	368,269
Check Point Software Technologies Ltd.(a)(b)	29,582	3,822,882
CyberArk Software Ltd.(a)(b)	11,340	1,779,359
Elbit Systems Ltd.(a)	9,213	1,864,115
ICL Group Ltd.	291,002	2,624,140
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	297,531	1,691,787
Mizrahi Tefahot Bank Ltd.	68,989	2,607,891
Nice Ltd.(b)	19,421	3,660,261
Teva Pharmaceutical Industries Ltd., ADR(b)	328,459	2,929,854
Tower Semiconductor Ltd.(b)	32,556	1,391,308
Wix.com Ltd.(b)	15,985	1,344,338
ZIM Integrated Shipping Services Ltd.	23,195	544,851
		32,083,206
Italy — 0.5%
Amplifon SpA	30,154	749,144
Assicurazioni Generali SpA	289,006	4,337,142
Atlantia SpA	148,767	3,318,622
DiaSorin SpA	7,332	958,554
Enel SpA	2,257,315	10,084,210
Eni SpA	688,778	9,046,216
Ferrari NV	37,211	7,335,712
FinecoBank Banca Fineco SpA	155,140	2,090,603
Infrastrutture Wireless Italiane SpA(c)	45,609	402,552
Intesa Sanpaolo SpA	4,469,339	8,520,917
Mediobanca Banca di Credito Finanziario SpA	235,251	2,131,276
Moncler SpA	42,539	1,835,311
Nexi SpA(b)(c)	148,769	1,286,180
Poste Italiane SpA(c)	103,000	897,569
Prysmian SpA	53,729	1,748,777
Security	Shares	Value

Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	52,815	$1,984,338
Snam SpA	671,972	2,987,930
Telecom Italia SpA/Milano(a)(b)	2,908,129	568,952
Tenaris SA	162,917	2,549,837
Terna - Rete Elettrica Nazionale	606,000	4,018,789
UniCredit SpA	595,400	7,383,713
		74,236,344
Japan — 5.2%
Advantest Corp.	53,500	2,816,324
Aeon Co. Ltd.	178,200	3,323,534
AGC Inc.	58,300	1,826,828
Aisin Corp.	44,000	1,129,468
Ajinomoto Co. Inc.	131,600	3,619,422
ANA Holdings Inc.(b)	20,700	402,381
Asahi Group Holdings Ltd.	128,500	3,595,523
Asahi Intecc Co. Ltd.	69,100	1,177,128
Asahi Kasei Corp.	399,200	2,559,636
Astellas Pharma Inc.	526,500	7,264,743
Azbil Corp.	30,000	815,270
Bandai Namco Holdings Inc.	57,300	3,787,694
Bridgestone Corp.	158,300	5,725,148
Brother Industries Ltd.	80,500	1,371,390
Canon Inc.	267,600	5,672,446
Capcom Co. Ltd.	56,900	1,582,670
Central Japan Railway Co.	38,500	4,457,394
Chubu Electric Power Co. Inc.	166,400	1,354,483
Chugai Pharmaceutical Co. Ltd.	192,900	4,469,851
Concordia Financial Group Ltd.	309,500	944,353
CyberAgent Inc.	119,900	985,000
Dai Nippon Printing Co. Ltd.	63,600	1,273,954
Daifuku Co. Ltd.	28,300	1,295,431
Dai-ichi Life Holdings Inc.	300,500	4,772,764
Daiichi Sankyo Co. Ltd.	498,500	15,957,364
Daikin Industries Ltd.	70,100	10,500,081
Daito Trust Construction Co. Ltd.	17,400	1,723,014
Daiwa House Industry Co. Ltd.	145,400	2,929,422
Daiwa House REIT Investment Corp.	631	1,273,544
Daiwa Securities Group Inc.	418,200	1,631,679
Denso Corp.	119,600	5,934,062
Dentsu Group Inc.	66,500	2,068,373
Disco Corp.	9,000	2,152,625
East Japan Railway Co.	77,600	4,134,944
Eisai Co. Ltd.	71,900	4,335,796
ENEOS Holdings Inc.	897,980	2,962,127
FANUC Corp.	54,900	7,183,754
Fast Retailing Co. Ltd.	16,800	9,359,971
Fuji Electric Co. Ltd.	40,700	1,573,664
FUJIFILM Holdings Corp.	104,300	4,771,712
Fujitsu Ltd.	57,900	6,661,889
GLP J-Reit	1,208	1,252,795
GMO Payment Gateway Inc.	14,200	1,021,063
Hakuhodo DY Holdings Inc.	70,500	594,015
Hamamatsu Photonics KK	30,600	1,384,383
Hankyu Hanshin Holdings Inc.	66,400	1,972,129
Hikari Tsushin Inc.	6,500	785,163
Hirose Electric Co. Ltd.	8,500	1,102,631
Hitachi Construction Machinery Co. Ltd.	18,200	356,065
Hitachi Ltd.	267,100	12,119,344
Honda Motor Co. Ltd.	447,800	10,210,948
Hoshizaki Corp.	33,300	954,044

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hoya Corp.	105,400	$9,798,125
Hulic Co. Ltd.	124,800	906,590
Ibiden Co. Ltd.	36,500	1,230,318
Idemitsu Kosan Co. Ltd.	65,400	1,430,967
Iida Group Holdings Co. Ltd.	36,200	502,650
Inpex Corp.	319,800	3,227,548
Isuzu Motors Ltd.	173,100	2,035,597
Ito En Ltd.	22,300	785,413
ITOCHU Corp.	327,400	8,461,501
Itochu Techno-Solutions Corp.	33,500	776,655
Japan Airlines Co. Ltd.(b)	25,200	470,689
Japan Exchange Group Inc.	144,500	1,898,988
Japan Metropolitan Fund Invest	2,328	1,715,106
Japan Post Bank Co. Ltd.(a)	117,700	784,250
Japan Post Holdings Co. Ltd.	671,200	4,513,536
Japan Post Insurance Co. Ltd.	50,200	743,118
Japan Real Estate Investment Corp.	361	1,512,694
Japan Tobacco Inc.	321,800	5,389,322
JFE Holdings Inc.	141,400	1,295,382
JSR Corp.	63,100	1,198,964
Kajima Corp.	124,100	1,168,176
Kakaku.com Inc.	47,400	801,676
Kansai Electric Power Co. Inc. (The)	223,500	1,693,071
Kao Corp.	135,100	5,046,246
KDDI Corp.	472,400	13,962,713
Keio Corp.	29,800	1,044,803
Keisei Electric Railway Co. Ltd.	43,200	1,146,618
Keyence Corp.	54,500	20,550,045
Kikkoman Corp.	44,300	2,400,619
Kintetsu Group Holdings Co. Ltd.	50,800	1,716,780
Kirin Holdings Co. Ltd.	234,100	3,441,254
Kobayashi Pharmaceutical Co. Ltd.	18,400	976,429
Kobe Bussan Co. Ltd.	45,000	976,077
Koei Tecmo Holdings Co. Ltd.	28,000	422,490
Koito Manufacturing Co. Ltd.	62,800	891,561
Komatsu Ltd.	249,300	4,883,834
Konami Group Corp.	28,100	1,231,660
Kose Corp.	9,700	968,258
Kubota Corp.	301,000	4,198,827
Kurita Water Industries Ltd.	28,600	1,046,902
Kyocera Corp.	100,400	4,862,013
Kyowa Kirin Co. Ltd.	80,900	1,905,331
Lasertec Corp.	22,700	3,189,596
Lixil Corp.	77,400	1,169,149
M3 Inc.	128,400	3,826,342
Makita Corp.	62,900	1,149,404
Marubeni Corp.	440,300	3,854,348
Mazda Motor Corp.	160,700	1,081,987
McDonald’s Holdings Co. Japan Ltd.	24,700	857,516
MEIJI Holdings Co. Ltd.	36,600	1,506,057
MINEBEA MITSUMI Inc.	116,200	1,717,253
MISUMI Group Inc.	95,200	2,027,707
Mitsubishi Chemical Group Corp.	346,800	1,566,617
Mitsubishi Corp.	356,100	9,646,350
Mitsubishi Electric Corp.	508,800	4,476,731
Mitsubishi Estate Co. Ltd.	305,700	3,844,267
Mitsubishi Heavy Industries Ltd.	90,900	3,130,965
Mitsubishi UFJ Financial Group Inc.	3,366,600	15,903,310
Mitsui & Co. Ltd.	395,800	8,758,727
Mitsui Chemicals Inc.	45,000	832,902
Security	Shares	Value

Japan (continued)
Mitsui Fudosan Co. Ltd.	234,500	$4,490,291
Mitsui OSK Lines Ltd.	103,500	2,048,802
Mizuho Financial Group Inc.	671,490	7,262,474
MonotaRO Co. Ltd.	86,300	1,310,021
MS&AD Insurance Group Holdings Inc.	127,400	3,373,705
Murata Manufacturing Co.Ltd.	164,900	7,806,270
NEC Corp.	64,700	2,141,627
Nexon Co. Ltd.	139,400	2,332,751
NGK Insulators Ltd.	79,500	927,452
Nidec Corp.(a)	124,300	6,834,510
Nihon M&A Center Holdings Inc.	106,800	1,205,110
Nintendo Co. Ltd.	315,700	12,817,134
Nippon Building Fund Inc.	505	2,244,848
Nippon Express Holdings Inc.	16,900	849,190
Nippon Paint Holdings Co. Ltd.	253,700	1,616,835
Nippon Prologis REIT Inc.	277	581,227
Nippon Sanso Holdings Corp.	55,200	878,863
Nippon Shinyaku Co. Ltd.	16,400	908,006
Nippon Steel Corp.	240,234	3,295,655
Nippon Telegraph & Telephone Corp.	350,500	9,667,033
Nippon Yusen KK.	141,600	2,565,007
Nissan Chemical Corp.	38,200	1,719,587
Nissan Motor Co. Ltd.	648,700	2,067,604
Nisshin Seifun Group Inc.	71,500	772,601
Nissin Foods Holdings Co. Ltd.	7,300	472,521
Nitori Holdings Co.Ltd.	24,100	2,183,870
Nitto Denko Corp.	38,300	2,017,863
Nomura Holdings Inc.	905,700	2,930,807
Nomura Real Estate Holdings Inc.	26,300	594,480
Nomura Real Estate Master Fund Inc.	1,295	1,477,377
Nomura Research Institute Ltd.	98,400	2,177,611
NTT Data Corp.	178,300	2,582,470
Obayashi Corp.	190,500	1,222,755
Obic Co. Ltd.	19,600	2,941,233
Odakyu Electric Railway Co. Ltd.	78,200	929,638
Oji Holdings Corp.	194,000	672,544
Olympus Corp.	344,500	7,263,607
Omron Corp.	46,800	2,182,674
Ono Pharmaceutical Co. Ltd.	108,700	2,558,097
Open House Group Co. Ltd.	28,800	1,024,399
Oracle Corp. Japan.	13,700	729,820
Oriental Land Co. Ltd./Japan.	60,800	8,142,800
ORIX Corp.	356,700	5,239,099
Osaka Gas Co. Ltd.	119,600	1,771,001
Otsuka Corp.	30,800	969,958
Otsuka Holdings Co. Ltd.	112,700	3,612,542
Pan Pacific International Holdings Corp.	117,900	1,934,824
Panasonic Holdings Corp.	631,400	4,497,216
Persol Holdings Co. Ltd.	64,000	1,281,429
Rakuten Group Inc.	256,400	1,144,663
Recruit Holdings Co.Ltd.	410,100	12,619,255
Renesas Electronics Corp.(b)	346,400	2,897,895
Resona Holdings Inc.	620,000	2,336,750
Ricoh Co. Ltd.	195,100	1,429,651
Rohm Co. Ltd.	24,800	1,742,562
SBI Holdings Inc/Japan	75,630	1,366,185
SCSK Corp.	53,300	786,360
Secom Co. Ltd.	56,500	3,218,832
Seiko Epson Corp.	85,400	1,159,404
Sekisui Chemical Co. Ltd.	129,800	1,620,946

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sekisui House Ltd.	157,400	$2,613,280
Seven & i Holdings Co. Ltd.	209,700	7,827,756
SG Holdings Co. Ltd.	96,900	1,284,031
Sharp Corp./Japan	53,700	322,097
Shimadzu Corp.	75,900	1,999,423
Shimano Inc.	20,000	3,094,863
Shimizu Corp.	141,500	706,084
Shin-Etsu Chemical Co. Ltd.	109,600	11,390,721
Shionogi & Co. Ltd.	78,700	3,654,611
Shiseido Co. Ltd.	113,100	3,906,157
Shizuoka Financial Group Inc., NVS	132,900	839,240
SMC Corp.	16,300	6,542,853
SoftBank Corp.	810,600	7,996,073
SoftBank Group Corp.	337,600	14,491,887
Sompo Holdings Inc.	79,400	3,310,368
Sony Group Corp.	358,700	24,188,803
Square Enix Holdings Co. Ltd.	25,100	1,120,013
Subaru Corp.	168,100	2,627,541
SUMCO Corp.	102,000	1,292,833
Sumitomo Chemical Co. Ltd.	395,700	1,332,424
Sumitomo Corp.	342,800	4,358,278
Sumitomo Electric Industries Ltd.	213,600	2,232,188
Sumitomo Metal Mining Co. Ltd.	71,400	2,001,401
Sumitomo Mitsui Financial Group Inc.	353,800	9,935,255
Sumitomo Mitsui Trust Holdings Inc.	95,208	2,739,040
Sumitomo Realty & Development Co. Ltd.	80,300	1,841,593
Suntory Beverage & Food Ltd.	41,700	1,395,143
Suzuki Motor Corp.	105,100	3,553,411
Sysmex Corp.	47,400	2,551,251
T&D Holdings Inc.	172,500	1,706,060
Taisei Corp.	53,000	1,443,753
Takeda Pharmaceutical Co. Ltd.	425,934	11,248,490
TDK Corp.	108,300	3,383,114
Terumo Corp.	188,500	5,720,786
TIS Inc.	63,600	1,714,766
Tobu Railway Co. Ltd.	63,900	1,478,165
Toho Co. Ltd./Tokyo	32,000	1,137,871
Tokio Marine Holdings Inc.	539,900	9,774,974
Tokyo Electric Power Co. Holdings Inc.(b)	456,200	1,486,101
Tokyo Electron Ltd.	42,000	11,050,050
Tokyo Gas Co. Ltd.	114,800	2,051,647
Tokyu Corp.	146,100	1,684,606
Toppan Inc.	95,700	1,427,286
Toray Industries Inc.	420,400	2,042,029
Toshiba Corp.	110,600	3,837,990
Tosoh Corp.	64,600	702,814
TOTO Ltd.	37,700	1,075,304
Toyota Industries Corp.	35,600	1,833,941
Toyota Motor Corp.	3,004,200	41,682,071
Toyota Tsusho Corp.	56,400	1,893,116
Trend Micro Inc/Japan	39,700	2,001,813
Unicharm Corp.	117,400	3,567,953
USS Co. Ltd.	64,300	970,206
Welcia Holdings Co. Ltd.	33,600	702,287
West Japan Railway Co.	57,400	2,275,713
Yakult Honsha Co. Ltd.	40,500	2,243,657
Yamaha Corp.	38,200	1,442,212
Yamaha Motor Co. Ltd.	76,900	1,587,412
Yamato Holdings Co.Ltd.	71,800	1,063,306
Yaskawa Electric Corp.	69,100	1,913,330
Security	Shares	Value

Japan (continued)
Yokogawa Electric Corp.	75,900	$1,269,132
Z Holdings Corp.	761,100	1,964,215
ZOZO Inc.	39,200	831,753
		808,487,742
Kuwait — 0.1%
Agility Public Warehousing Co. KSC	598,429	1,515,284
Boubyan Bank KSCP	1,292,873	3,438,007
Kuwait Finance House KSCP	1,461,973	3,823,523
Mabanee Co. KPSC	358,036	1,007,301
Mobile Telecommunications Co. KSCP	1,363,362	2,635,203
National Bank of Kuwait SAKP	1,472,496	5,124,457
		17,543,775
Malaysia — 0.2%
Axiata Group Bhd	352,300	212,017
CIMB Group Holdings Bhd	1,832,200	2,140,235
Dialog Group Bhd	1,776,000	773,975
DiGi.Com Bhd(a)	1,838,300	1,474,526
Genting Bhd	1,250,500	1,175,122
Genting Malaysia Bhd	423,900	245,911
Hartalega Holdings Bhd(a)	480,900	219,548
Hong Leong Bank Bhd	282,800	1,267,660
Hong Leong Financial Group Bhd	422,800	1,708,160
IHH Healthcare Bhd	1,384,400	1,742,625
Kuala Lumpur Kepong Bhd	81,700	374,053
Malayan Banking Bhd	891,200	1,618,913
Malaysia Airports Holdings Bhd(b)	515,100	651,275
Maxis Bhd(a)	1,255,000	1,021,564
MISC Bhd	395,300	604,915
Petronas Chemicals Group Bhd	600,100	1,106,360
Petronas Gas Bhd	482,300	1,744,359
PPB Group Bhd	176,900	624,655
Press Metal Aluminium Holdings Bhd	1,536,800	1,414,685
Public Bank Bhd(a)	3,739,150	3,536,111
Sime Darby Plantation Bhd	311,500	290,012
Telekom Malaysia Bhd	434,400	510,903
Tenaga Nasional Bhd	694,800	1,237,314
Top Glove Corp. Bhd(a)	1,424,100	239,699
		25,934,597
Mexico — 0.3%
America Movil SAB de CV, Series L, NVS.	8,994,900	8,512,309
Cemex SAB de CV, NVS(b)	5,345,854	2,077,579
Coca-Cola Femsa SAB de CV	43,900	276,544
Fibra Uno Administracion SA de CV	606,100	707,264
Fomento Economico Mexicano SAB de CV	613,000	4,400,494
Gruma SAB de CV, Class B	39,440	457,502
Grupo Aeroportuario del Pacifico SAB de CV, Class B	89,300	1,383,242
Grupo Aeroportuario del Sureste SAB de CV, Class B	45,435	1,063,353
Grupo Bimbo SAB de CV, Series A	348,300	1,348,513
Grupo Carso SAB de CV, Series A1(a)	55,500	223,647
Grupo Financiero Banorte SAB de CV, Class O	797,700	6,484,106
Grupo Financiero Inbursa SAB de CV, Class O(a)(b)	447,000	825,054
Grupo Mexico SAB de CV, Series B	1,067,028	3,868,401
Grupo Televisa SAB, CPO	839,800	890,960
Industrias Penoles SAB de CV	32,305	366,470
Kimberly-Clark de Mexico SAB de CV, Class A	259,300	409,111
Orbia Advance Corp. SAB de CV	643,423	1,086,282
Sitios Latinoamerica SAB de CV(a)(b)	447,655	130,593
Wal-Mart de Mexico SAB de CV	1,559,600	6,024,135
		40,535,559

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 1.1%
ABN AMRO Bank NV, CVA(c)	125,802	$1,236,713
Adyen NV(b)(c)	6,124	8,742,615
Aegon NV	573,696	2,655,729
AerCap Holdings NV(a)(b)	32,330	1,726,745
Akzo Nobel NV	58,807	3,630,476
Argenx SE(b)	15,116	5,868,793
ASM International NV	13,090	2,895,766
ASML Holding NV	115,572	54,213,276
Davide Campari-Milano NV	241,998	2,173,220
Euronext NV(c)	15,540	986,306
EXOR NV, NVS(b)	19,943	1,340,189
Heineken Holding NV	14,162	966,333
Heineken NV	74,529	6,225,720
IMCD NV	14,360	1,862,411
ING Groep NV(b)	1,091,565	10,740,547
Just Eat Takeaway.com NV(a)(b)(c)	58,095	996,915
Koninklijke Ahold Delhaize NV	299,684	8,357,667
Koninklijke DSM NV	53,249	6,263,697
Koninklijke KPN NV	1,028,959	2,878,107
Koninklijke Philips NV	261,180	3,313,036
NEPI Rockcastle NV	97,664	490,876
NN Group NV	82,265	3,483,300
NXP Semiconductors NV	76,888	11,231,799
OCI NV	23,399	894,962
Prosus NV	236,194	10,213,422
QIAGEN NV(b)	55,502	2,396,751
Randstad NV	23,695	1,180,940
Stellantis NV	587,299	7,923,583
Universal Music Group NV	214,624	4,214,238
Wolters Kluwer NV	80,808	8,586,538
		177,690,670
New Zealand — 0.1%
Auckland International Airport Ltd.(b)	538,490	2,407,276
Fisher & Paykel Healthcare Corp. Ltd.	186,807	2,123,065
Meridian Energy Ltd.	290,448	823,303
Spark New Zealand Ltd.	261,830	779,405
Xero Ltd.(b)	42,831	2,126,931
		8,259,980
Norway — 0.2%
Adevinta ASA(b)	72,617	497,090
Aker BP ASA	98,215	3,119,932
DNB Bank ASA	275,183	4,867,128
Equinor ASA	296,888	10,816,734
Gjensidige Forsikring ASA	33,914	619,905
Kongsberg Gruppen ASA	27,534	987,380
Mowi ASA	107,419	1,603,312
Norsk Hydro ASA	340,750	2,162,509
Orkla ASA	255,816	1,725,519
Salmar ASA	10,295	349,017
Telenor ASA	222,762	2,024,432
		28,772,958
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	81,688	566,915
Credicorp Ltd.	20,009	2,928,517
Southern Copper Corp.	22,859	1,073,687
		4,569,119
Philippines — 0.1%
Aboitiz Equity Ventures Inc.	928,690	912,740
ACEN Corp.	155,550	16,914
Security	Shares	Value

Philippines (continued)
Ayala Corp.	51,850	$601,709
Ayala Land Inc.	2,727,300	1,210,347
Bank of the Philippine Islands	795,224	1,322,507
BDO Unibank Inc.	1,015,605	2,244,878
GT Capital Holdings Inc.	7,390	52,839
JG Summit Holdings Inc.	576,359	431,447
Jollibee Foods Corp.	281,420	1,128,866
Metropolitan Bank & Trust Co.	569,550	511,331
Monde Nissin Corp.(c)	870,200	176,407
PLDT Inc.	16,515	465,722
SM Investments Corp.	70,920	1,010,778
SM Prime Holdings Inc.	4,498,525	2,456,748
		12,543,233
Poland — 0.1%
Allegro.eu SA (b)(c)	122,096	592,184
Bank Polska Kasa Opieki SA	66,050	1,082,524
CD Projekt SA	16,970	450,906
Cyfrowy Polsat SA	227,334	851,158
Dino Polska SA(b)(c)	13,375	873,017
KGHM Polska Miedz SA	58,852	1,176,599
LPP SA	271	469,575
Orange Polska SA	48,756	61,472
Polski Koncern Naftowy ORLEN SA	107,638	1,236,064
Polskie Gornictwo Naftowe i Gazownictwo SA(b)	404,172	435,429
Powszechna Kasa Oszczednosci Bank Polski SA	314,638	1,714,580
Powszechny Zaklad Ubezpieczen SA	117,028	655,627
		9,599,135
Portugal — 0.1%
EDP - Energias de Portugal SA	1,020,599	4,459,317
Galp Energia SGPS SA	131,096	1,331,031
Jeronimo Martins SGPS SA	90,855	1,880,063
		7,670,411
Qatar — 0.1%
Commercial Bank PSQC (The)	296,818	508,209
Industries Qatar QSC	354,590	1,520,516
Masraf Al Rayan QSC	3,717,176	3,879,533
Mesaieed Petrochemical Holding Co.	1,233,545	762,078
Ooredoo QPSC	667,062	1,771,484
Qatar Islamic Bank SAQ	370,052	2,452,770
Qatar National Bank QPSC	1,257,145	6,818,618
		17,713,208
Russia — 0.0%
Alrosa PJSC(d)	472,000	76
Gazprom PJSC(d)	3,457,370	557
Inter RAO UES PJSC(d)	11,798,500	1,901
LUKOIL PJSC(d)	127,513	20
Magnit PJSC(d)	16,753	3
Magnit PJSC, GDR(d)	3	—
MMC Norilsk Nickel PJSC(d)	19,665	3
Mobile TeleSystems PJSC(d)	482,206	78
Moscow Exchange MICEX-RTS PJSC(b)(d)	490,370	79
Novatek PJSC(d)	290,740	47
Novolipetsk Steel PJSC(d)	316,690	51
PhosAgro PJSC(d)	26,470	4
PhosAgro PJSC, New(d)	511	5
Polymetal International PLC(d)	71,803	12
Polyus PJSC(b)(d)	9,781	2
Rosneft Oil Co. PJSC(d)	352,530	57
Sberbank of Russia PJSC(b)(d)	2,557,600	412

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Severstal PAO(d)	47,814	$8
Surgutneftegas PJSC(d)	2,443,710	394
Tatneft PJSC(d)	397,511	64
TCS Group Holding PLC, GDR(b)(d)(e)	35,279	6
X5 Retail Group NV, GDR(d)	24,002	4
Yandex NV(b)(d)	90,278	14
		3,797
Saudi Arabia — 0.5%
ACWA Power Co.	14,508	671,582
Al Rajhi Bank(b)	536,141	12,157,463
Alinma Bank	561,869	5,605,185
Almarai Co. JSC	124,738	1,867,968
AngloGold Ashanti Ltd.	109,059	1,424,280
Arab National Bank	106,001	910,208
Bank AlBilad(b)	103,488	1,397,542
Bank Al-Jazira	343,489	2,137,089
Banque Saudi Fransi	257,381	2,958,589
Bupa Arabia for Cooperative Insurance Co.	10,196	523,670
Dar Al Arkan Real Estate Development Co.(b)	104,934	375,433
Dr Sulaiman Al Habib Medical Services Group Co.	17,580	1,060,475
Etihad Etisalat Co.	113,443	1,104,433
Rabigh Refining & Petrochemical Co.(b)	89,995	326,257
Reinet Investments SCA	31,273	502,479
Riyad Bank	560,469	5,356,625
SABIC Agri-Nutrients Co.	78,576	3,319,984
Sahara International Petrochemical Co.	107,561	1,157,988
Saudi Arabian Mining Co.(b)	247,808	5,515,766
Saudi Arabian Oil Co.(c)	566,020	5,252,959
Saudi Basic Industries Corp.	200,874	4,716,625
Saudi British Bank (The)	218,695	2,533,271
Saudi Electricity Co.	498,685	3,580,798
Saudi Industrial Investment Group	37,190	222,185
Saudi Investment Bank (The)	72,920	351,765
Saudi Kayan Petrochemical Co.(b)	167,831	587,911
Saudi National Bank (The)	688,877	10,887,861
Saudi Research & Media Group(b)	7,688	411,826
Saudi Tadawul Group Holding Co.	7,418	428,192
Saudi Telecom Co.	425,205	4,568,315
Savola Group (The)	56,665	441,474
Yanbu National Petrochemical Co.	23,046	274,015
		82,630,213
Singapore — 0.3%
CapitaLand Ascendas REIT	1,498,479	2,772,472
CapitaLand Integrated Commercial Trust	2,237,132	2,969,018
Capitaland Investment Ltd/Singapore	1,475,600	3,138,077
City Developments Ltd.(a)	111,500	601,165
DBS Group Holdings Ltd.	471,900	11,408,797
Genting Singapore Ltd.	2,833,000	1,611,048
Grab Holdings Ltd., Class A(a)(b)	372,479	968,445
Keppel Corp. Ltd.	626,100	3,081,676
Mapletree Logistics Trust(a)	686,945	737,277
Mapletree Pan Asia Commercial Trust	546,400	613,175
Oversea-Chinese Banking Corp. Ltd.(a)	768,300	6,595,151
Sea Ltd., ADR(a)(b)	101,099	5,022,598
Singapore Airlines Ltd.(b)	355,400	1,318,287
Singapore Exchange Ltd.	64,300	382,368
Singapore Technologies Engineering Ltd.	462,300	1,077,776
Singapore Telecommunications Ltd.	2,023,200	3,562,338
United Overseas Bank Ltd.	274,300	5,381,433
Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	86,200	$376,503
Venture Corp. Ltd.	95,900	1,079,196
Wilmar International Ltd.	425,000	1,164,310
		53,861,110
South Africa — 0.4%
Absa Group Ltd.	185,233	2,011,486
Anglo American Platinum Ltd.	13,615	1,084,109
Aspen Pharmacare Holdings Ltd.	105,329	866,429
Bid Corp.Ltd.	137,586	2,213,810
Bidvest Group Ltd. (The)	85,142	984,878
Capitec Bank Holdings Ltd.	26,401	2,733,740
Clicks Group Ltd.	54,661	926,205
Discovery Ltd.(b)	94,243	616,427
Exxaro Resources Ltd.	51,288	571,513
FirstRand Ltd.	1,201,758	4,201,323
Foschini Group Ltd. (The)	60,120	375,883
Gold Fields Ltd.	294,147	2,356,353
Growthpoint Properties Ltd.	1,938,822	1,366,873
Harmony Gold Mining Co. Ltd.	143,893	398,518
Impala Platinum Holdings Ltd.	245,314	2,511,687
Kumba Iron Ore Ltd.	15,618	293,814
Mr. Price Group Ltd.	118,248	1,138,109
MTN Group Ltd.	518,410	3,663,838
MultiChoice Group	163,728	1,069,875
Naspers Ltd., Class N	63,745	6,570,950
Nedbank Group Ltd.	168,007	1,989,880
Northam Platinum Holdings Ltd.(b)	118,055	1,107,877
Old Mutual Ltd.	1,603,392	910,137
Remgro Ltd.	71,193	529,856
Sanlam Ltd.	926,805	2,701,582
Sasol Ltd.	173,964	2,924,342
Shoprite Holdings Ltd.	121,530	1,546,901
Sibanye Stillwater Ltd.	680,946	1,594,928
Standard Bank Group Ltd.	381,074	3,557,416
Vodacom Group Ltd.	119,982	817,258
Woolworths Holdings Ltd.	420,325	1,441,374
		55,077,371
South Korea — 1.1%
Alteogen Inc.(b)	12,337	316,764
Amorepacific Corp.	11,133	722,824
AMOREPACIFIC Group	13,019	225,412
BGF retail Co. Ltd.	4,415	577,359
Celltrion Healthcare Co. Ltd.	24,815	1,207,338
Celltrion Inc.	29,117	3,913,870
CJ CheilJedang Corp.	4,120	1,196,208
CJ Corp.	13,801	694,593
CJ ENM Co. Ltd.	6,002	308,614
CJ Logistics Corp.(b)	999	61,523
Coway Co. Ltd.	21,054	816,387
DB Insurance Co. Ltd.	8,850	349,273
Doosan Enerbility Co. Ltd.(b)	112,713	1,045,794
Ecopro BM Co. Ltd.	14,371	1,157,496
GS Engineering & Construction Corp.	39,364	598,126
Hana Financial Group Inc.	105,609	3,053,301
Hankook Tire & Technology Co. Ltd.	34,154	874,829
Hanmi Pharm Co. Ltd.	2,917	517,520
Hanwha Solutions Corp.(b)	33,649	1,112,054
HD Hyundai Co. Ltd.	26,569	1,134,211
HLB Inc.(a)(b)	34,979	991,677

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
HMM Co. Ltd.(a)	81,383	$1,088,655
Hotel Shilla Co. Ltd.(a)	7,699	350,591
HYBE Co. Ltd.(b)	5,028	425,608
Hyundai Engineering & Construction Co. Ltd.	16,025	391,769
Hyundai Glovis Co. Ltd.	8,118	989,480
Hyundai Heavy Industries Co. Ltd.(a)(b)	4,936	377,065
Hyundai Mobis Co. Ltd.	19,486	2,988,750
Hyundai Motor Co.	48,081	5,540,780
Hyundai Steel Co.	39,706	781,327
Iljin Materials Co. Ltd.	6,753	286,546
Kakao Corp.	89,398	3,171,373
Kakao Games Corp.(b)	10,527	291,182
KakaoBank Corp.(a)(b)	28,451	340,566
Kangwon Land Inc.(b)	26,358	424,980
KB Financial Group Inc.	107,977	3,633,325
Kia Corp.	75,777	3,521,417
Korea Aerospace Industries Ltd.	29,765	988,512
Korea Electric Power Corp.(b)	79,567	933,042
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	15,205	774,564
Korea Zinc Co. Ltd.	3,779	1,694,702
Korean Air Lines Co. Ltd.(b)	38,653	625,948
Krafton Inc.(a)(b)	6,643	825,162
KT&G Corp.	35,271	2,368,854
Kumho Petrochemical Co. Ltd.	5,497	503,934
L&F Co. Ltd.(b)	7,608	1,198,939
LG Chem Ltd.	14,634	6,421,963
LG Corp.	29,823	1,655,564
LG Display Co. Ltd.	89,350	797,386
LG Electronics Inc.	33,827	1,932,206
LG Energy Solution(a)(b)	5,906	2,185,334
LG H&H Co. Ltd.	3,132	1,119,003
LG Innotek Co. Ltd.	4,287	889,399
LG Uplus Corp.	34,082	273,688
Lotte Chemical Corp.(a)	6,441	667,406
Lotte Shopping Co. Ltd.	4,367	267,375
Mirae Asset Securities Co. Ltd.(a)	255,575	1,137,699
NAVER Corp.	35,957	4,265,156
NCSoft Corp.	4,918	1,343,496
Netmarble Corp.(c)	7,710	240,944
Orion Corp./Republic of Korea	11,971	851,880
Pearl Abyss Corp.(a)(b)	9,872	287,429
POSCO Chemical Co. Ltd.	7,381	1,030,601
POSCO Holdings Inc.	20,463	3,566,511
Samsung Biologics Co. Ltd.(b)(c)	5,645	3,469,063
Samsung C&T Corp.	28,688	2,381,436
Samsung Electro-Mechanics Co. Ltd.(a)	11,547	977,933
Samsung Electronics Co. Ltd.	1,339,157	55,735,478
Samsung Engineering Co. Ltd.(b)	41,262	689,294
Samsung Fire & Marine Insurance Co. Ltd.	12,901	1,809,357
Samsung Heavy Industries Co. Ltd.(a)(b)	155,162	560,152
Samsung SDI Co. Ltd.	16,449	8,486,286
Samsung SDS Co. Ltd.	7,375	646,116
Seegene Inc.	10,303	207,128
Shinhan Financial Group Co. Ltd.(a)	112,175	2,851,101
SK Biopharmaceuticals Co. Ltd.(b)	7,960	324,074
SK Bioscience Co. Ltd.(a)(b)	7,041	372,446
SK Chemicals Co. Ltd.	3,504	217,083
SK Hynix Inc.	157,654	9,126,828
SK IE Technology Co. Ltd.(b)(c)	6,693	243,579
SK Inc.	10,280	1,540,444
Security	Shares	Value

South Korea (continued)
SK Innovation Co. Ltd.(b)	15,963	$1,932,931
SK Square Co. Ltd.(b)	22,303	576,666
SKC Co. Ltd.	6,797	492,313
S-Oil Corp.	11,194	678,743
Woori Financial Group Inc.	120,595	995,150
		178,638,885
Spain — 0.6%
Acciona SA	4,218	759,500
ACS Actividades de Construccion y Servicios SA	77,242	1,982,127
Aena SME SA(b)(c)	16,895	1,985,693
Amadeus IT Group SA(b)	128,675	6,711,078
Banco Bilbao Vizcaya Argentaria SA	1,800,542	9,288,614
Banco Santander SA	4,696,701	12,180,779
CaixaBank SA	1,200,517	3,980,966
Cellnex Telecom SA(c)	147,867	4,839,721
EDP Renovaveis SA	69,418	1,460,727
Enagas SA	14,013	227,486
Endesa SA	93,697	1,565,493
Ferrovial SA	174,385	4,261,683
Grifols SA(a)(b)	96,303	819,305
Iberdrola SA	1,718,464	17,475,530
Industria de Diseno Textil SA	304,712	6,916,413
Naturgy Energy Group SA	58,919	1,512,011
Red Electrica Corp. SA	116,669	1,887,203
Repsol SA	469,241	6,383,773
Siemens Gamesa Renewable Energy SA(b)	63,947	1,133,695
Telefonica SA	1,519,320	5,237,391
		90,609,188
Sweden — 0.7%
Alfa Laval AB.	82,448	2,029,482
Assa Abloy AB, Class B	287,379	5,802,777
Atlas Copco AB, Class A	841,495	8,981,485
Atlas Copco AB, Class B	403,834	3,905,543
Boliden AB	92,081	2,677,798
Electrolux AB, Class B(a)	91,472	1,128,506
Embracer Group AB(a)(b)	177,348	853,177
Epiroc AB, Class A	316,640	4,847,267
EQT AB	85,953	1,691,550
Essity AB, Class B	171,179	3,616,730
Evolution AB(c)	50,502	4,710,962
Fastighets AB Balder, Class B(b)	152,365	571,924
Getinge AB, Class B	67,010	1,359,833
H & M Hennes & Mauritz AB, Class B	213,153	2,146,910
Hexagon AB, Class B	624,258	6,171,344
Holmen AB, Class B	19,779	717,788
Husqvarna AB, Class B	103,301	613,313
Industrivarden AB, Class A	17,846	404,174
Industrivarden AB, Class C	43,052	966,751
Indutrade AB	66,914	1,171,527
Investment AB Latour, Class B	39,962	675,049
Investor AB, Class B	609,233	9,943,054
Kinnevik AB, Class B(b)	68,708	848,780
L E Lundbergforetagen AB, Class B	18,406	726,441
Lifco AB, Class B	61,931	894,892
Nibe Industrier AB, Class B	424,862	3,389,027
Sagax AB, Class B	48,847	900,120
Sandvik AB	333,649	5,213,848
Securitas AB, Class B(a)	77,016	629,283
Skandinaviska Enskilda Banken AB, Class A	454,999	4,797,233

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Skanska AB, Class B	77,148	$1,199,755
SKF AB, Class B	134,969	1,953,759
Svenska Cellulosa AB SCA, Class B	161,208	1,901,897
Svenska Handelsbanken AB, Class A	390,915	3,632,002
Swedbank AB, Class A	254,287	3,790,923
Swedish Match AB	434,115	4,464,825
Swedish Orphan Biovitrum AB(b)	42,845	789,180
Tele2 AB, Class B	129,607	1,062,261
Telefonaktiebolaget LM Ericsson, Class B	841,070	4,675,797
Telia Co. AB	772,032	2,045,703
Volvo AB, Class B	442,772	7,246,817
Volvo Car AB, Class B(a)(b)	172,319	731,336
		115,880,823
Switzerland — 2.6%
ABB Ltd., Registered	488,264	13,559,237
Adecco Group AG, Registered	49,489	1,548,806
Alcon Inc.	144,083	8,772,544
Bachem Holding AG, Class A(a)	9,112	653,386
Baloise Holding AG, Registered	8,792	1,201,182
Barry Callebaut AG, Registered	707	1,337,582
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	398	3,819,621
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,166,266
Cie. Financiere Richemont SA, Class A, Registered	149,706	14,631,295
Clariant AG, Registered	42,921	689,775
Coca-Cola HBC AG, Class DI	70,577	1,541,635
Credit Suisse Group AG, Registered(a)	728,748	3,018,809
EMS-Chemie Holding AG, Registered	1,756	1,104,157
Geberit AG, Registered	11,526	5,123,737
Givaudan SA, Registered	2,488	7,431,505
Holcim AG	144,842	6,580,507
Julius Baer Group Ltd.	77,725	3,729,157
Kuehne + Nagel International AG, Registered	16,406	3,492,282
Logitech International SA, Registered	48,062	2,390,215
Lonza Group AG, Registered	22,260	11,459,090
Nestle SA, Registered	793,631	86,393,720
Novartis AG, Registered	619,967	50,149,570
Partners Group Holding AG	6,185	5,551,551
Roche Holding AG, Bearer	7,512	3,049,046
Roche Holding AG, NVS	200,530	66,535,477
Schindler Holding AG, Participation Certificates, NVS	10,730	1,749,697
Schindler Holding AG, Registered	9,959	1,567,747
SGS SA, Registered	1,688	3,721,214
Siemens Energy AG(a)(b)	113,071	1,318,138
SIG Group AG	76,786	1,476,063
Sika AG, Registered	41,579	9,375,056
Sonova Holding AG, Registered	16,687	3,944,200
STMicroelectronics NV	196,661	6,114,965
Straumann Holding AG	27,904	2,655,660
Swatch Group AG (The), Bearer	11,072	2,487,982
Swiss Life Holding AG, Registered	7,183	3,478,167
Swiss Prime Site AG, Registered	29,736	2,399,485
Swiss Re AG	83,776	6,223,280
Swisscom AG, Registered	7,970	3,935,499
TE Connectivity Ltd.	93,251	11,398,070
Temenos AG, Registered	22,343	1,330,721
UBS Group AG, Registered	1,058,102	16,775,310
VAT Group AG(c)	7,272	1,660,206
Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	43,014	$18,331,443
		404,873,055
Taiwan — 1.4%
Accton Technology Corp.	180,000	1,353,573
Acer Inc.	1,565,000	1,070,836
Advantech Co. Ltd.	144,388	1,308,103
Airtac International Group	48,393	1,107,398
ASE Technology Holding Co. Ltd.	1,020,873	2,520,687
Asia Cement Corp.	372,000	430,138
ASMedia Technology Inc.	11,000	197,477
Asustek Computer Inc.	206,000	1,506,121
AUO Corp.	1,940,400	1,012,667
Catcher Technology Co. Ltd.	155,000	814,225
Cathay Financial Holding Co. Ltd.	2,655,357	3,107,584
Chailease Holding Co. Ltd.	431,326	1,989,571
Chang Hwa Commercial Bank Ltd.	1,020,212	525,011
China Airlines Ltd.	815,000	426,636
China Development Financial Holding Corp.	4,789,000	1,742,601
China Steel Corp.	3,105,305	2,584,919
Chunghwa Telecom Co. Ltd.	1,058,140	3,648,377
CTBC Financial Holding Co. Ltd.	5,160,142	3,259,852
Delta Electronics Inc.	514,000	4,089,801
E Ink Holdings Inc.	313,000	1,988,855
E.Sun Financial Holding Co. Ltd.	4,669,126	3,355,533
Eclat Textile Co. Ltd.	65,000	852,976
eMemory Technology Inc.	21,000	696,349
Eva Airways Corp.	729,000	526,427
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,284,799
Far EasTone Telecommunications Co. Ltd.	796,000	1,745,310
Feng TAY Enterprise Co. Ltd.	112,800	560,196
First Financial Holding Co. Ltd.	3,010,158	2,309,101
Formosa Chemicals & Fibre Corp.	1,042,000	2,246,006
Formosa Plastics Corp.	1,203,160	3,099,834
Fubon Financial Holding Co. Ltd.	2,340,419	3,696,770
Giant Manufacturing Co. Ltd.	98,000	623,648
Globalwafers Co. Ltd.	71,000	786,959
Hon Hai Precision Industry Co. Ltd.	3,460,000	10,989,225
Hotai Motor Co. Ltd.	95,000	1,718,781
Hua Nan Financial Holdings Co. Ltd.	2,504,398	1,633,794
Innolux Corp.	2,688,755	986,051
Largan Precision Co. Ltd.	27,000	1,544,723
Lite-On Technology Corp.	680,000	1,346,556
MediaTek Inc.	450,000	8,202,687
Mega Financial Holding Co. Ltd.	2,934,994	2,719,118
Micro-Star International Co. Ltd.	269,000	911,157
momo.com Inc.	21,600	322,264
Nan Ya Plastics Corp.	1,162,830	2,463,851
Nan Ya Printed Circuit Board Corp.	86,000	561,083
Nanya Technology Corp.	331,000	558,010
Novatek Microelectronics Corp.	175,000	1,303,880
Parade Technologies Ltd.	25,000	470,800
Pegatron Corp.	450,000	822,635
Powerchip Semiconductor Manufacturing Corp.	873,000	831,052
President Chain Store Corp.	135,000	1,122,524
Quanta Computer Inc.	759,000	1,607,643
Realtek Semiconductor Corp.	153,000	1,206,138
Ruentex Development Co. Ltd.	654,000	802,791
Shanghai Commercial & Savings Bank Ltd. (The)	1,062,000	1,528,540
Silergy Corp.	100,000	1,153,169
SinoPac Financial Holdings Co. Ltd.	4,164,850	2,078,072

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taishin Financial Holding Co. Ltd.	5,075,418	$2,082,915
Taiwan Cement Corp.	1,476,227	1,384,234
Taiwan Cooperative Financial Holding Co. Ltd.	3,266,827	2,531,179
Taiwan High Speed Rail Corp.	545,000	474,786
Taiwan Mobile Co. Ltd.	596,000	1,757,357
Taiwan Semiconductor Manufacturing Co. Ltd.	6,960,000	83,674,534
Unimicron Technology Corp.	388,000	1,490,840
Uni-President Enterprises Corp.	1,521,600	3,090,003
United Microelectronics Corp.	3,344,000	4,021,030
Vanguard International Semiconductor Corp.	314,000	644,695
Voltronic Power Technology Corp.	21,000	851,426
Walsin Lihwa Corp.	849,869	940,101
Wan Hai Lines Ltd.	234,600	491,128
Win Semiconductors Corp.	108,000	407,496
Winbond Electronics Corp.	1,043,000	628,677
Wiwynn Corp.	33,000	739,256
Yageo Corp.	105,858	1,200,113
Yang Ming Marine Transport Corp.	525,000	977,355
Yuanta Financial Holding Co. Ltd.	2,871,475	1,753,344
Zhen Ding Technology Holding Ltd.	198,000	648,909
		213,142,262
Thailand — 0.2%
Advanced Info Service PCL, NVDR	354,700	1,782,373
Airports of Thailand PCL, NVDR(b)	1,229,400	2,391,535
B Grimm Power PCL, NVDR	622,600	552,113
Bangkok Dusit Medical Services PCL, NVDR	4,376,000	3,396,425
Bangkok Expressway & Metro PCL, NVDR(a)	5,371,900	1,327,246
BTS Group Holdings PCL, NVDR(a)	2,914,000	635,284
Central Pattana PCL, NVDR	1,118,300	2,023,254
Charoen Pokphand Foods PCL, NVDR	2,645,800	1,759,098
CP ALL PCL, NVDR	1,829,600	2,885,869
Delta Electronics Thailand PCL, NVDR	104,400	1,596,334
Electricity Generating PCL, NVDR	116,300	521,416
Energy Absolute PCL, NVDR(a)	668,300	1,701,312
Global Power Synergy PCL, NVDR(a)	454,000	739,925
Gulf Energy Development PCL, NVDR	1,080,256	1,435,679
Indorama Ventures PCL, NVDR	901,033	998,479
Intouch Holdings PCL, NVDR	758,200	1,435,343
Muangthai Capital PCL, NVDR	314,900	300,482
Osotspa PCL, NVDR	219,100	152,750
PTT Exploration & Production PCL, NVDR	409,100	1,956,014
PTT Global Chemical PCL, NVDR	647,200	741,502
PTT Public Company Ltd., NVDR	2,715,300	2,569,670
Ratch Group PCL, NVDR	637,800	686,594
Siam Cement PCL (The), NVDR	210,700	1,794,382
Srisawad Corp. PCL, NVDR(a)	311,800	336,615
True Corp. PCL, NVDR(a)	4,086,200	533,285
		34,252,979
Turkey — 0.1%
Akbank TAS	942,208	740,682
Aselsan Elektronik Sanayi Ve Ticaret AS(a)	469,404	812,658
BIM Birlesik Magazalar AS	205,649	1,480,647
Eregli Demir ve Celik Fabrikalari TAS	482,847	769,488
Turk Hava Yollari AO(b)	151,426	824,178
Turkcell Iletisim Hizmetleri AS(a)	293,044	404,470
Turkiye Petrol Rafinerileri AS(b)	64,054	1,297,597
Turkiye Sise ve Cam Fabrikalari AS	718,237	1,280,675
		7,610,395
Security	Shares	Value

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	1,470,433	$3,785,138
Abu Dhabi Islamic Bank PJSC	127,420	329,687
Abu Dhabi National Oil Co. for Distribution PJSC	685,300	842,218
Aldar Properties PJSC	1,914,640	2,252,135
Emaar Properties PJSC	1,647,699	2,719,947
Emirates NBD Bank PJSC	713,075	2,574,871
Emirates Telecommunications Group Co. PJSC	958,385	6,735,585
First Abu Dhabi Bank PJSC	1,218,773	5,943,660
		25,183,241
United Kingdom — 3.5%
3i Group PLC	323,980	4,314,883
abrdn PLC	778,001	1,417,658
Admiral Group PLC	52,432	1,212,523
Amcor PLC	455,572	5,275,524
Anglo American PLC	325,035	9,736,164
Antofagasta PLC	138,766	1,869,929
Ashtead Group PLC	139,271	7,255,047
Associated British Foods PLC	102,789	1,593,155
AstraZeneca PLC	439,459	51,562,655
Auto Trader Group PLC(c)	304,670	1,823,685
AVEVA Group PLC	39,778	1,423,583
Aviva PLC	679,578	3,259,680
BAE Systems PLC	951,210	8,897,203
Barclays PLC	4,520,598	7,681,634
Barratt Developments PLC	304,631	1,313,900
Berkeley Group Holdings PLC	46,005	1,830,417
BP PLC	5,697,840	31,523,877
British American Tobacco PLC	608,381	24,027,063
British Land Co. PLC (The)	329,350	1,381,587
BT Group PLC	2,111,411	3,146,489
Bunzl PLC	80,856	2,634,733
Burberry Group PLC	130,150	2,711,948
Clarivate PLC(a)(b)	99,864	1,031,595
CNH Industrial NV	331,042	4,282,716
Coca-Cola Europacific Partners PLC	62,383	2,935,120
Compass Group PLC	469,437	9,887,195
Croda International PLC	31,118	2,410,697
DCC PLC	26,566	1,474,435
Diageo PLC	640,223	26,346,752
Entain PLC	176,760	2,557,110
Experian PLC	275,230	8,775,780
Ferguson PLC	68,155	7,432,894
GSK PLC	1,108,250	18,154,331
Haleon PLC(b)	1,385,261	4,247,835
Halma PLC	81,232	1,969,817
Hargreaves Lansdown PLC	87,275	762,749
Hikma Pharmaceuticals PLC	37,802	542,656
HSBC Holdings PLC.	5,751,595	29,517,470
Imperial Brands PLC	269,672	6,568,959
Informa PLC	326,283	2,079,048
InterContinental Hotels Group PLC	30,524	1,640,076
Intertek Group PLC	52,589	2,203,108
J Sainsbury PLC	641,326	1,429,575
JD Sports Fashion PLC	657,880	735,135
Johnson Matthey PLC	60,235	1,337,072
Kingfisher PLC	673,208	1,691,390
Land Securities Group PLC	249,859	1,633,799
Legal & General Group PLC	1,784,554	4,774,145
Lloyds Banking Group PLC	19,848,571	9,532,614
London Stock Exchange Group PLC	95,110	8,244,324

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
M&G PLC	638,538	$1,283,221
Melrose Industries PLC	1,343,360	1,801,960
Mondi PLC	86,921	1,458,401
National Grid PLC	942,099	10,264,278
NatWest Group PLC, NVS	1,296,230	3,491,138
Next PLC	42,356	2,392,251
NMC Health PLC, NVS(d)	19,275	—
Ocado Group PLC(a)(b)	138,524	750,979
Pearson PLC.	232,652	2,571,529
Persimmon PLC	95,317	1,426,310
Prudential PLC	734,507	6,823,319
Reckitt Benckiser Group PLC	199,173	13,217,908
RELX PLC	565,447	15,188,179
Rentokil Initial PLC	494,651	3,086,674
Rolls-Royce Holdings PLC(b)	2,386,980	2,140,793
Royalty Pharma PLC, Class A	88,546	3,747,267
Sage Group PLC (The)	221,038	1,842,292
Schroders PLC	129,355	580,805
Segro PLC	279,528	2,515,752
Severn Trent PLC	96,008	2,755,402
Shell PLC	2,154,532	59,683,950
Smith & Nephew PLC	266,586	3,150,220
Smiths Group PLC	93,820	1,680,554
Spirax-Sarco Engineering PLC	17,997	2,217,833
SSE PLC	301,829	5,393,949
St. James’s Place PLC	235,022	2,869,982
Standard Chartered PLC	761,509	4,549,815
Taylor Wimpey PLC	1,122,424	1,206,750
Tesco PLC	2,056,559	5,079,455
Unilever PLC	729,160	33,143,486
United Utilities Group PLC	142,700	1,537,762
Vodafone Group PLC	7,564,600	8,830,927
Whitbread PLC	46,518	1,369,122
WPP PLC	372,813	3,280,809
		551,424,806
United States — 62.1%
3M Co.	160,093	20,138,098
A O Smith Corp.	35,294	1,933,405
Abbott Laboratories	500,710	49,540,247
AbbVie Inc.	500,798	73,316,827
Abiomed Inc.(b)	13,626	3,434,842
Accenture PLC, Class A	179,681	51,011,436
Activision Blizzard Inc.	220,441	16,048,105
Adobe Inc.(b)	134,061	42,698,428
Advance Auto Parts Inc.	19,578	3,718,254
Advanced Micro Devices Inc.(b)	462,900	27,801,774
AES Corp. (The)	202,852	5,306,608
Affirm Holdings Inc.(a)(b)	52,250	1,048,658
Aflac Inc.	161,976	10,546,257
Agilent Technologies Inc.	84,845	11,738,306
Air Products and Chemicals Inc	62,415	15,628,716
Airbnb Inc., Class A(b)	104,873	11,211,972
Akamai Technologies Inc.(b)	49,069	4,334,265
Albemarle Corp.	34,071	9,535,451
Alcoa Corp.	52,630	2,054,149
Alexandria Real Estate Equities Inc.	43,422	6,309,217
Align Technology Inc.(b)	21,626	4,201,932
Allegion PLC	24,727	2,590,648
Alliant Energy Corp.	78,286	4,084,181
Allstate Corp. (The)	79,023	9,976,654
Security	Shares	Value

United States (continued)
Ally Financial Inc.	87,193	$2,403,039
Alnylam Pharmaceuticals Inc.(a)(b)	35,405	7,338,040
Alphabet Inc., Class A(b)	1,706,159	161,249,087
Alphabet Inc., Class C, NVS(b)	1,604,596	151,891,057
Altria Group Inc.	513,084	23,740,397
Amazon.com Inc.(b)	2,604,148	266,768,921
AMC Entertainment Holdings Inc.(a)(b)	150,542	308,611
AMC Entertainment Holdings Inc., Class A(a)(b)	149,138	993,259
AMERCO	2,764	1,589,825
Ameren Corp.	75,710	6,171,879
American Electric Power Co. Inc.	142,059	12,489,827
American Express Co.	182,529	27,096,430
American Financial Group Inc./OH	22,586	3,277,454
American Homes 4 Rent, Class A	88,054	2,812,445
American International Group Inc.	235,030	13,396,710
American Tower Corp.	129,270	26,783,451
American Water Works Co. Inc.	54,933	7,983,962
Ameriprise Financial Inc.	32,394	10,013,633
AmerisourceBergen Corp.	46,517	7,313,403
AMETEK Inc.	69,032	8,950,689
Amgen Inc.	153,722	41,558,743
Amphenol Corp., Class A	175,569	13,313,397
Analog Devices Inc.	150,746	21,499,395
Annaly Capital Management Inc.	147,985	2,745,122
Ansys Inc.(b)	22,673	5,014,361
Aon PLC, Class A	62,138	17,491,226
APA Corp.	89,611	4,073,716
Apollo Global Management Inc.	110,170	6,099,011
Apple Inc.	4,598,379	705,115,436
Applied Materials Inc.	249,627	22,039,568
AppLovin Corp., Class A(a)(b)	31,473	533,782
Aptiv PLC(b)	78,630	7,160,834
Aramark	53,861	1,965,927
Arch Capital Group Ltd.(b)	100,832	5,797,840
Archer-Daniels-Midland Co.	159,265	15,445,520
Arista Networks Inc.(b)	69,793	8,435,182
Arrow Electronics Inc.(b)	20,228	2,048,287
Arthur J Gallagher & Co.	54,487	10,193,428
Assurant Inc.	14,406	1,957,199
AT&T Inc.	2,030,993	37,025,002
Atmos Energy Corp.	35,118	3,741,823
Autodesk Inc.(b)	63,431	13,593,263
Automatic Data Processing Inc.	120,471	29,117,841
AutoZone Inc.(b)	5,716	14,477,942
AvalonBay Communities Inc.	41,121	7,201,110
Avantor Inc.(b)	155,573	3,137,907
Avery Dennison Corp.	20,233	3,430,505
Baker Hughes Co.	277,425	7,673,575
Ball Corp.	94,289	4,656,934
Bank of America Corp.	2,068,225	74,538,829
Bank of New York Mellon Corp. (The)	222,678	9,376,971
Bath & Body Works Inc.	73,506	2,453,630
Baxter International Inc.	143,304	7,788,572
Becton Dickinson and Co.	82,307	19,421,983
Bentley Systems Inc., Class B(a)	51,457	1,815,403
Berkshire Hathaway Inc., Class B(b)	364,888	107,674,800
Best Buy Co. Inc.	60,371	4,129,980
Bill.com Holdings Inc.(a)(b)	25,800	3,440,688
Biogen Inc.(b)	41,803	11,848,642
BioMarin Pharmaceutical Inc.(b)	54,542	4,724,973

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Bio-Rad Laboratories Inc., Class A(b)	6,940	$2,440,867
Bio-Techne Corp.	10,121	2,998,447
Black Knight Inc.(a)(b)	41,710	2,522,204
BlackRock Inc.(f)	43,761	28,265,668
Blackstone Inc., NVS	197,584	18,007,806
Block Inc. New(a)(b)	145,303	8,728,351
Boeing Co. (The)(b)	158,564	22,596,956
Booking Holdings Inc.(b)	11,574	21,637,362
Booz Allen Hamilton Holding Corp.	41,209	4,485,600
BorgWarner Inc.	71,290	2,675,514
Boston Properties Inc.	46,344	3,369,209
Boston Scientific Corp.(b)	412,177	17,768,950
Bristol-Myers Squibb Co.	609,740	47,236,558
Broadcom Inc.	114,525	53,840,493
Broadridge Financial Solutions Inc.	30,558	4,585,533
Brown & Brown Inc.	72,840	4,282,264
Brown-Forman Corp., Class B	92,838	6,312,984
Bunge Ltd.	40,153	3,963,101
Burlington Stores Inc.(a)(b)	20,043	2,865,347
Cable One Inc.	1,527	1,312,350
Cadence Design Systems Inc.(b)	81,649	12,360,842
Caesars Entertainment Inc.(b)	61,101	2,671,947
Camden Property Trust	28,696	3,315,823
Campbell Soup Co.	52,540	2,779,891
Capital One Financial Corp.	111,507	11,821,972
Cardinal Health Inc.	84,562	6,418,256
Carlisle Companies Inc.	14,574	3,480,271
Carlyle Group Inc. (The)	42,084	1,190,136
CarMax Inc.(a)(b)	47,982	3,023,346
Carnival Corp.(a)(b)	271,047	2,455,686
Carrier Global Corp.	243,997	9,701,321
Catalent Inc.(b)	47,306	3,109,423
Caterpillar Inc.	152,058	32,914,475
Cboe Global Markets Inc.	34,795	4,331,977
CBRE Group Inc., Class A(b)	98,314	6,974,395
CDW Corp./DE	36,344	6,280,607
Celanese Corp.	32,751	3,148,026
Centene Corp.(b)	166,386	14,164,440
CenterPoint Energy Inc.	188,789	5,401,253
Ceridian HCM Holding Inc.(a)(b)	38,503	2,548,514
CF Industries Holdings Inc.	61,441	6,528,721
CH Robinson Worldwide Inc.(a)	37,258	3,640,852
Charles River Laboratories International Inc.(a)(b)	13,149	2,790,875
Charles Schwab Corp. (The)	412,092	32,831,370
Charter Communications Inc., Class A(b)	33,817	12,431,806
Cheniere Energy Inc.	61,458	10,841,806
Chevron Corp.	530,555	95,977,399
Chewy Inc., Class A(a)(b)	27,146	1,051,365
Chipotle Mexican Grill Inc.(b)	7,989	11,970,158
Chubb Ltd.	121,917	26,198,744
Church & Dwight Co. Inc.	74,400	5,515,272
Cigna Corp.	91,238	29,475,348
Cincinnati Financial Corp.	41,184	4,255,131
Cintas Corp.	24,930	10,658,821
Cisco Systems Inc.	1,182,195	53,707,119
Citigroup Inc.	551,264	25,280,967
Citizens Financial Group Inc.	132,735	5,428,861
Cleveland-Cliffs Inc.(b)	149,852	1,946,577
Clorox Co. (The)	36,148	5,279,054
Cloudflare Inc., Class A(a)(b)	72,219	4,067,374
Security	Shares	Value

United States (continued)
CME Group Inc.	103,609	$17,955,440
CMS Energy Corp.	85,310	4,866,935
Coca-Cola Co. (The)	1,168,011	69,905,458
Cognex Corp.	51,992	2,403,590
Cognizant Technology Solutions Corp., Class A	152,324	9,482,169
Coinbase Global Inc., Class A(a)(b)	33,647	2,229,114
Colgate-Palmolive Co.	226,045	16,691,163
Comcast Corp., Class A	1,266,140	40,187,284
Conagra Brands Inc.	148,545	5,451,601
ConocoPhillips	363,541	45,838,885
Consolidated Edison Inc.	94,372	8,300,961
Constellation Brands Inc., Class A	47,454	11,724,934
Constellation Energy Corp.	94,577	8,941,310
Cooper Companies Inc. (The)	11,771	3,218,074
Copart Inc.(b)	60,555	6,965,036
Corning Inc.	226,421	7,283,964
Corteva Inc.	210,753	13,770,601
CoStar Group Inc.(b)	115,046	9,516,605
Costco Wholesale Corp.	125,711	63,044,066
Coterra Energy Inc.	223,808	6,967,143
Coupa Software Inc.(b)	20,564	1,094,622
Crowdstrike Holdings Inc., Class A(a)(b)	56,646	9,131,335
Crown Castle Inc.	123,487	16,455,878
Crown Holdings Inc.	31,767	2,178,899
CSX Corp.	619,002	17,988,198
Cummins Inc.	41,909	10,247,170
CVS Health Corp.	371,930	35,221,771
Danaher Corp.	195,568	49,218,599
Darden Restaurants Inc.	37,575	5,378,485
Datadog Inc., Class A(a)(b)	66,374	5,343,771
DaVita Inc.(a)(b)	20,991	1,532,553
Deere & Co.	82,175	32,526,508
Dell Technologies Inc., Class C.	73,197	2,810,765
Delta Air Lines Inc.(b)	46,666	1,583,377
DENTSPLY SIRONA Inc.	66,993	2,064,724
Devon Energy Corp.	180,714	13,978,228
Dexcom Inc.(a)(b)	111,649	13,484,966
Diamondback Energy Inc.	46,031	7,231,930
Digital Realty Trust Inc.	80,984	8,118,646
Discover Financial Services	81,935	8,558,930
DISH Network Corp., Class A(a)(b)	73,060	1,089,325
DocuSign Inc.(a)(b)	56,063	2,707,843
Dollar General Corp.	65,253	16,642,778
Dollar Tree Inc.(b)	64,333	10,196,780
Dominion Energy Inc.	238,870	16,713,734
Domino’s Pizza Inc.	10,988	3,650,653
DoorDash Inc., Class A(b)	50,163	2,183,595
Dover Corp.	43,272	5,655,218
Dow Inc.	211,517	9,886,305
DR Horton Inc.	99,683	7,663,629
Dropbox Inc., Class A(b)	84,332	1,834,221
DTE Energy Co.	51,988	5,828,375
Duke Energy Corp.	213,849	19,926,450
DuPont de Nemours Inc.	146,806	8,397,303
Dynatrace Inc.(b)	60,734	2,140,266
Eastman Chemical Co.	30,848	2,369,435
Eaton Corp. PLC	111,397	16,717,348
eBay Inc.	142,212	5,665,726
Ecolab Inc.	73,374	11,524,854
Edison International	108,138	6,492,606

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Edwards Lifesciences Corp.(b)	180,458	$13,070,573
Elanco Animal Health Inc.(b)	113,193	1,493,016
Electronic Arts Inc.	80,131	10,093,301
Elevance Health Inc.	68,725	37,576,768
Eli Lilly & Co.	229,314	83,032,306
Emerson Electric Co.	174,266	15,091,436
Enphase Energy Inc.(b)	38,060	11,684,420
Entegris Inc.	37,013	2,936,611
Entergy Corp.	58,849	6,305,082
EOG Resources Inc.	165,585	22,605,664
EPAM Systems Inc.(b)	17,422	6,097,700
EQT Corp.	92,442	3,867,773
Equifax Inc.	36,070	6,115,308
Equinix Inc.	25,538	14,465,745
Equitable Holdings Inc.	112,602	3,447,873
Equity LifeStyle Properties Inc.	40,457	2,587,630
Equity Residential	104,844	6,607,269
Erie Indemnity Co., Class A, NVS(a)	7,660	1,968,697
Essential Utilities Inc.	70,767	3,129,317
Essex Property Trust Inc.	19,602	4,356,348
Estee Lauder Companies Inc. (The), Class A	66,397	13,311,935
Etsy Inc.(a)(b)	36,282	3,407,243
Everest Re Group Ltd.	12,729	4,107,139
Evergy Inc.	53,451	3,267,460
Eversource Energy	94,991	7,245,913
Exact Sciences Corp.(a)(b)	47,106	1,638,347
Exelon Corp.	283,761	10,950,337
Expedia Group Inc.(b)	41,922	3,918,449
Expeditors International of Washington Inc.	50,595	4,950,721
Extra Space Storage Inc.	40,038	7,104,343
Exxon Mobil Corp.	1,193,026	132,199,211
F5 Inc.(b)	18,377	2,626,257
FactSet Research Systems Inc.	9,882	4,204,692
Fair Isaac Corp.(b)	7,918	3,791,455
Fastenal Co.	168,988	8,167,190
FedEx Corp.	70,151	11,243,802
Fidelity National Financial Inc.	80,399	3,166,113
Fidelity National Information Services Inc.	172,615	14,325,319
Fifth Third Bancorp.	202,498	7,227,154
First Citizens BancShares Inc./NC, Class A	3,256	2,676,823
First Republic Bank/CA	52,572	6,313,897
FirstEnergy Corp.	156,642	5,906,970
Fiserv Inc.(b)	170,534	17,520,663
FleetCor Technologies Inc.(b)	22,234	4,138,192
FMC Corp.	38,950	4,631,155
Ford Motor Co.	1,108,055	14,814,695
Fortinet Inc.(b)	198,093	11,322,996
Fortive Corp.	94,742	6,054,014
Fortune Brands Home & Security Inc., NVS	32,707	1,972,886
Fox Corp., Class A, NVS	92,460	2,669,320
Franklin Resources Inc.	88,437	2,073,848
Freeport-McMoRan Inc.	421,751	13,365,289
Gaming and Leisure Properties Inc.	71,904	3,603,828
Garmin Ltd.	38,933	3,427,661
Gartner Inc.(b)	25,334	7,648,841
Generac Holdings Inc.(b)	18,461	2,139,815
General Dynamics Corp.	66,785	16,682,893
General Electric Co.	310,929	24,193,385
General Mills Inc.	164,860	13,449,279
General Motors Co.	393,423	15,441,853
Security	Shares	Value

United States (continued)
Genuine Parts Co.	39,547	$7,033,829
Gilead Sciences Inc.	352,887	27,687,514
Global Payments Inc.	82,129	9,384,060
Globe Life Inc.	25,784	2,978,568
GoDaddy Inc., Class A(b)	50,246	4,039,778
Goldman Sachs Group Inc. (The)	97,008	33,420,226
Guidewire Software Inc.(a)(b)	25,652	1,523,985
Halliburton Co.	251,244	9,150,306
Hartford Financial Services Group Inc. (The)	98,098	7,103,276
Hasbro Inc.	38,165	2,490,266
HCA Healthcare Inc.	67,873	14,760,341
Healthcare Realty Trust Inc.	107,128	2,177,912
Healthpeak Properties Inc.	166,565	3,952,587
HEICO Corp.	13,594	2,210,928
HEICO Corp., Class A	15,260	1,942,598
Henry Schein Inc.(a)(b)	34,491	2,361,254
Hershey Co. (The)	41,434	9,893,196
Hess Corp.	82,791	11,680,154
Hewlett Packard Enterprise Co.	387,269	5,526,329
Hilton Worldwide Holdings Inc.	75,196	10,171,011
Hologic Inc.(b)	65,287	4,426,459
Home Depot Inc. (The)	290,932	86,153,693
Honeywell International Inc.	193,332	39,443,595
Horizon Therapeutics PLC(b)	62,150	3,873,188
Hormel Foods Corp.	88,874	4,128,197
Host Hotels & Resorts Inc.	212,014	4,002,824
Howmet Aerospace Inc.	119,560	4,250,358
HP Inc.	306,341	8,461,138
HubSpot Inc.(a)(b)	12,726	3,774,023
Humana Inc.	36,039	20,112,645
Huntington Bancshares Inc./OH	421,970	6,405,505
Huntington Ingalls Industries Inc.	12,359	3,177,128
IAC/InterActiveCorp.(b)	24,001	1,168,369
IDEX Corp.	22,380	4,975,298
IDEXX Laboratories Inc.(b)	24,994	8,989,842
Illinois Tool Works Inc.	89,558	19,123,320
Illumina Inc.(b)	44,359	10,150,226
Incyte Corp.(b)	55,459	4,122,822
Ingersoll Rand Inc.	112,313	5,671,806
Insulet Corp.(b)	18,949	4,904,191
Intel Corp.	1,141,264	32,446,136
Intercontinental Exchange Inc.	162,769	15,555,833
International Business Machines Corp.	254,131	35,143,776
International Flavors & Fragrances Inc.	70,974	6,927,772
International Paper Co.	109,393	3,676,699
Interpublic Group of Companies Inc. (The)	94,600	2,818,134
Intuit Inc.	76,992	32,914,080
Intuitive Surgical Inc.(b)	102,178	25,183,812
Invesco Ltd.	99,646	1,526,577
Invitation Homes Inc.	179,060	5,674,411
IQVIA Holdings Inc.(b)	52,008	10,904,517
Iron Mountain Inc.	82,328	4,122,163
Jack Henry & Associates Inc.	19,079	3,797,866
Jacobs Solutions Inc., NVS	36,989	4,261,873
Jazz Pharmaceuticals PLC(b)	17,440	2,507,698
JB Hunt Transport Services Inc.	21,210	3,628,395
JM Smucker Co. (The)	28,009	4,219,836
Johnson & Johnson	744,027	129,438,377
Johnson Controls International PLC	203,676	11,780,620
JPMorgan Chase & Co.	835,106	105,123,143

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Juniper Networks Inc.	95,426	$2,920,036
Kellogg Co.	63,513	4,879,069
Keurig Dr Pepper Inc.	220,583	8,567,444
KeyCorp.	273,131	4,880,851
Keysight Technologies Inc.(b)	52,571	9,155,240
Kimberly-Clark Corp.	91,969	11,446,462
Kimco Realty Corp.	172,752	3,693,438
Kinder Morgan Inc.	579,226	10,495,575
KKR & Co. Inc.	152,959	7,438,396
KLA Corp.	43,883	13,886,775
Knight-Swift Transportation Holdings Inc.	41,214	1,979,508
Kraft Heinz Co. (The)	202,444	7,788,021
Kroger Co. (The)	197,660	9,347,341
L3Harris Technologies Inc.	53,711	13,238,150
Laboratory Corp. of America Holdings	28,240	6,265,326
Lam Research Corp.	39,636	16,043,860
Las Vegas Sands Corp.(b)	97,731	3,714,755
Lear Corp.	13,613	1,888,259
Leidos Holdings Inc.	39,647	4,027,739
Lennar Corp., Class A	77,141	6,225,279
Lennox International Inc.	8,834	2,063,357
Liberty Broadband Corp., Class C (b)	43,879	3,704,704
Liberty Global PLC, Class A(b)	43,512	733,612
Liberty Global PLC, Class C, NVS(b)	96,051	1,696,261
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(b)	63,348	3,657,080
Liberty Media Corp.-Liberty SiriusXM,
Class A, NVS(a)(b)	19,338	820,705
Liberty Media Corp.-Liberty SiriusXM,
Class C, NVS(b)	39,932	1,684,731
Lincoln National Corp.	56,293	3,032,504
Live Nation Entertainment Inc.(b)	44,543	3,546,068
LKQ Corp.	83,158	4,626,911
Lockheed Martin Corp.	67,677	32,937,042
Loews Corp.	46,949	2,677,032
Lowe’s Companies Inc.	182,351	35,549,327
LPL Financial Holdings Inc.	21,831	5,581,095
Lucid Group Inc.(a)(b)	117,532	1,679,532
Lululemon Athletica Inc.(a)(b)	33,641	11,069,235
Lumen Technologies Inc.	269,355	1,982,453
Lyft Inc., Class A(a)(b)	81,312	1,190,408
LyondellBasell Industries NV, Class A	78,671	6,014,398
M&T Bank Corp.	50,750	8,544,777
Marathon Oil Corp.	200,998	6,120,389
Marathon Petroleum Corp.	157,154	17,855,837
Markel Corp.(b)	3,368	4,062,145
MarketAxess Holdings Inc.	10,376	2,532,159
Marriott International Inc./MD, Class A	80,080	12,821,609
Marsh & McLennan Companies Inc.	144,964	23,410,236
Martin Marietta Materials Inc.	18,673	6,273,755
Marvell Technology Inc.	234,196	9,292,897
Masco Corp.	77,256	3,574,635
Masimo Corp.(b)	14,560	1,916,096
Mastercard Inc., Class A	247,474	81,216,017
Match Group Inc.(b)	76,102	3,287,606
McCormick & Co. Inc./MD, NVS	74,392	5,850,187
McDonald’s Corp.	207,951	56,699,920
McKesson Corp.	41,734	16,249,968
Medical Properties Trust Inc.	147,946	1,693,982
Medtronic PLC	378,534	33,061,160
Security	Shares	Value

United States (continued)
Merck & Co. Inc.	717,010	$72,561,412
Meta Platforms Inc, Class A(b)	650,910	60,638,776
MetLife Inc.	207,524	15,192,832
Mettler-Toledo International Inc.(b)	6,243	7,896,958
MGM Resorts International	111,974	3,982,915
Microchip Technology Inc.	151,920	9,379,541
Micron Technology Inc.	313,502	16,960,458
Microsoft Corp.	2,018,913	468,650,275
Mid-America Apartment Communities Inc.	35,110	5,528,069
Moderna Inc.(a)(b)	95,902	14,416,948
Mohawk Industries Inc.(b)	15,769	1,494,113
Molina Healthcare Inc.(b)	16,273	5,839,729
Molson Coors Beverage Co., Class B	57,560	2,902,751
Mondelez International Inc., Class A	393,214	24,174,797
MongoDB Inc.(a)(b)	19,347	3,541,081
Monolithic Power Systems Inc.	12,654	4,295,400
Monster Beverage Corp.(b)	113,643	10,650,622
Moody’s Corp.	47,873	12,680,122
Morgan Stanley	377,628	31,029,693
Mosaic Co. (The)	104,139	5,597,471
Motorola Solutions Inc.	48,369	12,078,223
MSCI Inc.	23,283	10,916,467
Nasdaq Inc.	92,904	5,782,345
NetApp Inc.	69,753	4,831,790
Netflix Inc.(b)	126,561	36,940,625
Neurocrine Biosciences Inc.(b)	26,297	3,027,311
Newell Brands Inc., NVS	127,037	1,754,381
Newmont Corp.	226,297	9,576,889
News Corp., Class A, NVS	114,661	1,934,331
NextEra Energy Inc.	563,981	43,708,527
Nike Inc., Class B	357,030	33,089,540
NiSource Inc.	116,141	2,983,662
Nordson Corp.	15,073	3,391,425
Norfolk Southern Corp.	67,770	15,456,304
Northern Trust Corp.	59,854	5,048,685
Northrop Grumman Corp.	42,717	23,452,060
NortonLifeLock Inc.	175,847	3,961,833
Novocure Ltd.(a)(b)	26,376	1,863,728
NRG Energy Inc.	73,602	3,267,929
Nucor Corp.	76,218	10,013,521
Nvidia Corp.	709,558	95,769,043
NVR Inc.(b)	814	3,449,528
O’Reilly Automotive Inc.(b)	17,968	15,042,271
Occidental Petroleum Corp.	266,180	19,324,668
Okta Inc.(b)	41,885	2,350,586
Old Dominion Freight Line Inc.	26,846	7,371,912
Omnicom Group Inc.	64,083	4,662,038
ON Semiconductor Corp.(a)(b)	125,983	7,739,136
ONEOK Inc.	134,851	7,999,361
Oracle Corp.	456,512	35,639,892
Otis Worldwide Corp.	119,591	8,447,908
Owens Corning	24,724	2,116,622
PACCAR Inc.	102,256	9,901,448
Packaging Corp. of America	24,028	2,888,406
Palantir Technologies Inc., Class A(a)(b)	459,209	4,036,447
Palo Alto Networks Inc.(b)	84,891	14,566,447
Paramount Global, Class B, NVS	172,904	3,167,601
Parker-Hannifin Corp.	38,462	11,177,826
Paychex Inc.	96,053	11,364,030
Paycom Software Inc.(b)	15,001	5,190,346

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PayPal Holdings Inc.(b)	312,450	$26,114,571
Pentair PLC	54,876	2,356,924
PepsiCo Inc.	389,324	70,693,452
PerkinElmer Inc.	34,036	4,546,529
Pfizer Inc.	1,590,283	74,027,674
PG&E Corp.(a)(b)	422,431	6,306,895
Philip Morris International Inc.	433,283	39,797,044
Phillips 66	136,032	14,186,777
Pinterest Inc., Class A(b)	157,560	3,875,976
Pioneer Natural Resources Co.	63,767	16,350,496
Plug Power Inc.(a)(b)	147,241	2,352,911
PNC Financial Services Group Inc. (The)	121,268	19,624,800
Pool Corp.(a)	11,011	3,349,877
PPG Industries Inc.	69,317	7,914,615
PPL Corp.	209,847	5,558,847
Principal Financial Group Inc.(a)	76,661	6,756,134
Procter & Gamble Co. (The)	680,443	91,635,259
Progressive Corp. (The)	168,225	21,600,090
Prologis Inc.	262,779	29,102,774
Prudential Financial Inc.	110,289	11,601,300
PTC Inc.(b)	30,235	3,562,590
Public Service Enterprise Group Inc.	147,983	8,297,407
Public Storage	45,873	14,209,162
PulteGroup Inc.	74,291	2,970,897
Qorvo Inc.(b)	33,126	2,851,486
Qualcomm Inc.	315,592	37,132,555
Quanta Services Inc.	37,922	5,386,441
Quest Diagnostics Inc.	35,487	5,097,708
Raymond James Financial Inc.	54,488	6,437,212
Raytheon Technologies Corp.	417,040	39,543,733
Realty Income Corp.	170,164	10,596,112
Regency Centers Corp.	36,488	2,207,889
Regeneron Pharmaceuticals Inc.(b)	30,602	22,913,247
Regions Financial Corp.	285,391	6,264,332
Republic Services Inc.	63,600	8,434,632
ResMed Inc.	43,023	9,623,815
RingCentral Inc., Class A(b)	22,233	789,716
Rivian Automotive Inc., Class A(a)(b)	86,380	3,020,709
Robert Half International Inc.	31,425	2,402,756
ROBLOX Corp., Class A(a)(b)	99,073	4,432,526
Rockwell Automation Inc.	33,085	8,446,600
Roku Inc.(a)(b)	33,005	1,833,098
Rollins Inc.	67,481	2,839,600
Roper Technologies Inc.	29,944	12,412,986
Ross Stores Inc.	102,280	9,787,173
Royal Caribbean Cruises Ltd.(a)(b)	62,826	3,353,652
RPM International Inc.	33,689	3,185,969
S&P Global Inc.	99,457	31,950,561
Salesforce Inc.(b)	280,709	45,640,476
SBA Communications Corp.	32,521	8,777,418
Schlumberger NV	398,243	20,720,583
Seagen Inc.(b)	38,946	4,952,373
Sealed Air Corp.	40,683	1,937,324
SEI Investments Co.	26,177	1,421,411
Sempra Energy	88,947	13,425,660
Sensata Technologies Holding PLC	40,663	1,635,059
ServiceNow Inc.(b)	56,568	23,800,420
Sherwin-Williams Co. (The)	70,703	15,910,296
Signature Bank/New York NY	17,641	2,796,628
Simon Property Group Inc.	91,527	9,974,612
Security	Shares	Value

United States (continued)
Sirius XM Holdings Inc.(a)	93,422	$564,269
Skyworks Solutions Inc.	48,431	4,165,550
Snap Inc., Class A, NVS(a)(b)	304,737	3,019,944
Snap-on Inc.	13,387	2,972,583
Snowflake Inc., Class A(a)(b)	62,793	10,065,718
SolarEdge Technologies Inc.(b)	15,152	3,485,415
Southern Co. (The)	304,194	19,918,623
Southwest Airlines Co.(b)	43,005	1,563,232
Splunk Inc.(b)	47,282	3,929,607
SS&C Technologies Holdings Inc.	65,320	3,358,754
Stanley Black & Decker Inc.	41,504	3,257,649
Starbucks Corp.	324,960	28,138,286
State Street Corp.	107,550	7,958,700
Steel Dynamics Inc.	53,390	5,021,329
Stryker Corp.	97,158	22,272,500
Sun Communities Inc.	29,819	4,021,092
SVB Financial Group(b)	16,625	3,839,710
Synchrony Financial	147,579	5,247,909
Synopsys Inc.(b)	44,723	13,083,714
Sysco Corp.	143,334	12,406,991
T-Mobile U.S. Inc.(b)	174,426	26,436,005
T Rowe Price Group Inc.	64,629	6,861,015
Take-Two Interactive Software Inc.(b)	44,715	5,297,833
Targa Resources Corp.	61,504	4,205,028
Target Corp.	132,192	21,712,536
Teladoc Health Inc.(a)(b)	43,463	1,288,243
Teledyne Technologies Inc.(b)	12,424	4,944,504
Teleflex Inc.	11,487	2,464,651
Teradyne Inc.	48,393	3,936,771
Tesla Inc.(b)	750,393	170,744,423
Texas Instruments Inc.	259,990	41,762,194
Texas Pacific Land Corp.	1,688	3,888,933
Textron Inc.	63,995	4,379,818
Thermo Fisher Scientific Inc.	110,292	56,686,779
TJX Companies Inc. (The)	335,320	24,176,572
Tractor Supply Co.	32,431	7,127,361
Trade Desk Inc. (The), Class A(a)(b)	124,330	6,619,329
Tradeweb Markets Inc., Class A	28,984	1,596,439
TransDigm Group Inc.	15,157	8,726,794
TransUnion	56,880	3,371,278
Travelers Companies Inc. (The)	69,205	12,765,554
Trimble Inc.(b)	78,511	4,723,222
Truist Financial Corp.	381,662	17,094,641
Twilio Inc., Class A(a)(b)	47,488	3,531,683
Tyler Technologies Inc.(b)	10,922	3,531,410
Tyson Foods Inc., Class A	85,637	5,853,289
U.S. Bancorp.	387,326	16,441,989
Uber Technologies Inc.(b)	414,079	11,002,079
UDR Inc.	88,885	3,534,068
UGI Corp.	58,060	2,051,260
Ulta Beauty Inc.(a)(b)	14,948	6,268,743
Union Pacific Corp.	178,686	35,226,158
United Parcel Service Inc., Class B	207,885	34,876,866
United Rentals Inc.(b)	22,220	7,015,076
UnitedHealth Group Inc.	265,337	147,301,836
Unity Software Inc.(a)(b)	51,217	1,510,902
Universal Health Services Inc., Class B	17,920	2,076,390
Vail Resorts Inc.	12,550	2,750,081
Valero Energy Corp.	114,854	14,419,920
Veeva Systems Inc., Class A(b)	40,331	6,773,188

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ventas Inc.	111,107	$4,347,617
VeriSign Inc.(b)	30,681	6,150,313
Verisk Analytics Inc.	44,706	8,173,598
Verizon Communications Inc.	1,186,392	44,335,469
Vertex Pharmaceuticals Inc.(b)	72,845	22,727,640
VF Corp.	87,997	2,485,915
Viatris Inc.	348,827	3,533,618
VICI Properties Inc.	268,838	8,608,193
Visa Inc., Class A.	466,613	96,663,549
Vistra Corp.	113,267	2,601,743
VMware Inc., Class A	58,398	6,571,527
Vornado Realty Trust	46,219	1,090,306
Vulcan Materials Co.	38,964	6,378,407
W R Berkley Corp.	62,123	4,620,709
Walmart Inc.	429,595	61,144,256
Walgreens Boots Alliance Inc.	205,919	7,516,043
Walt Disney Co. (The)(b)	515,081	54,876,730
Warner Bros. Discovery Inc.(b)	651,052	8,463,676
Waste Management Inc.	120,401	19,067,906
Waters Corp.(b)	18,509	5,537,338
Wayfair Inc., Class A(a)(b)	20,788	788,281
Webster Financial Corp.	49,976	2,711,698
WEC Energy Group Inc.	92,847	8,479,717
Wells Fargo & Co.	1,078,216	49,587,154
Welltower Inc.	120,788	7,372,900
West Pharmaceutical Services Inc.	21,903	5,039,880
Western Digital Corp.(b)	87,999	3,024,526
Western Union Co. (The)	131,112	1,771,323
Westinghouse Air Brake Technologies Corp.	51,253	4,780,880
Westlake Corp.	9,363	904,934
Westrock Co.	79,828	2,718,942
Weyerhaeuser Co.	211,053	6,527,869
Whirlpool Corp.	18,846	2,605,271
Williams Companies Inc. (The)	344,356	11,270,772
Willis Towers Watson PLC	35,556	7,758,675
Workday Inc., Class A(b)	55,126	8,589,733
WP Carey Inc.(a)	46,898	3,578,317
WW Grainger Inc.	13,149	7,683,618
Wynn Resorts Ltd.(a)(b)	31,445	2,009,336
Xcel Energy Inc.	152,735	9,944,576
Xylem Inc./NY	56,105	5,746,835
Yum! Brands Inc.	84,695	10,015,184
Zebra Technologies Corp., Class A(b)	15,171	4,296,731
Zendesk Inc.(b)	34,002	2,607,613
Zillow Group Inc., Class C (a)(b)	50,263	1,551,116
Zimmer Biomet Holdings Inc.	59,016	6,689,464
Zoetis Inc.	134,955	20,348,515
Zoom Video Communications Inc., Class A(b)	63,907	5,332,400
ZoomInfo Technologies Inc.(a)(b)	73,160	3,257,815
Zscaler Inc.(a)(b)	24,150	3,721,515
		9,657,370,253
Total Common Stocks — 99.3%
(Cost: $14,830,704,446)		15,440,318,022

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	1,792,946	6,893,410
Security	Shares	Value

Brazil (continued)
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	629,329	$1,385,243
Gerdau SA, Preference Shares, NVS	266,320	1,327,604
Itau Unibanco Holding SA, Preference Shares, NVS	1,276,807	7,514,264
Itausa SA, Preference Shares, NVS	1,410,498	2,932,678
Petroleo Brasileiro SA, Preference Shares, NVS	1,695,910	9,787,064
		29,840,263
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	42,951	4,078,658

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	184,185	1,165,433

Germany — 0.1%
Bayerische Motoren Werke AG, Preference
Shares, NVS	4,823	355,667
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	32,410	3,315,019
Henkel AG & Co. KGaA, Preference Shares, NVS	52,271	3,292,997
Porsche Automobil Holding SE, Preference
Shares, NVS	46,341	2,589,175
Sartorius AG, Preference Shares, NVS	8,663	3,054,489
Volkswagen AG, Preference Shares, NVS	61,123	7,823,826
		20,431,173
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,929,900	311

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference
Shares, NVS	244,213	9,126,701

Total Preferred Stocks — 0.4%
(Cost: $60,515,964)		64,642,539

Rights

South Korea — 0.0%
HLB Inc., (Expires 12/09/22, Strike Price KRW 25,200.00)(a)(b)	3,057	21,032

Total Rights — 0.0%
(Cost: $—)		21,032

Total Long-Term Investments — 99.7%
(Cost: $14,891,220,410)		15,504,981,593

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(f)(g)(h)	193,873,423	193,834,648
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(f)(g)	9,110,000	9,110,000

Total Short-Term Securities — 1.3%
(Cost: $202,907,611)		202,944,648

Total Investments — 101.0%
(Cost: $15,094,128,021)		15,707,926,241

Liabilities in Excess of Other Assets — (1.0)%		(159,465,766)

Net Assets — 100.0%		$15,548,460,475

(a)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$168,555,690	$25,309,217	(a)	$—		$(11,990)	$(18,269)	$193,834,648	193,873,423	$378,406	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,730,000	—		(9,620,000	)(a)	—	—	9,110,000	9,110,000	108,749		—
BlackRock Inc.	31,719,801	641,193		(3,131,366)		1,337,161	(2,301,121)	28,265,668	43,761	229,287		—
						$1,325,171	$(2,319,390)	$231,210,316		$716,442		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	105	12/16/22	$9,219	$158,522
MSCI Emerging Markets Index	99	12/16/22	4,225	(152,731)
S&P 500 E-Mini Index	129	12/16/22	25,045	544,351
				$550,142

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,467,490,365	$4,972,637,754	$189,903	$15,440,318,022
Preferred Stocks	34,320,715	30,321,513	311	64,642,539
Rights	—	21,032	—	21,032
Money Market Funds	202,944,648	—	—	202,944,648
	$10,704,755,728	$5,002,980,299	$190,214	$15,707,926,241
Derivative financial instruments(a)
Assets
Futures Contracts	$702,873	$—	$—	$702,873
Liabilities
Futures Contracts	(152,731)	—	—	(152,731)
	$550,142	$—	$—	$550,142

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

		NVDR	Non-Voting Depositary Receipt
ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
JSC	Joint Stock Company